                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /

      Post-Effective Amendment No.  11                               /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

      Amendment No. 8                                                /X/


                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
            Ronald L. Benedict, Corporate Vice President, Counsel
                                and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.

                                 Suite 410 East

                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):
              immediately upon filing pursuant to paragraph (b)
      ---

       X      on May 1, 2001, pursuant to paragraph (b)(1)(ix)
      ---

              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                               OHIO NATIONAL VARIABLE ACCOUNT D

N-4 Item                       Caption in Prospectus
--------                       ---------------------

   1                           Cover Page

   2                           Glossary of Special Terms

   3                           Not applicable

   4                           Accumulation Unit Values

   5                           The Ohio National Companies

   6                           Deductions and Expenses

   7                           Description of the Contracts

   8                           Annuity Benefits

   9                           Death Benefit

   10                          Accumulation

   11                          Surrender and Withdrawal

   12                          Federal Tax Status

   13                          Not applicable

   14                          Table of Contents

                               Caption in Statement of Additional Information
                               ----------------------------------------------

   15                          Cover Page

   16                          Table of Contents

   17                          Not applicable

   18                          Custodian
                               Independent Certified Public Accountants

   19                          See Prospectus (Distribution of the Contracts)

   20                          Underwriter

   21                          Calculation of Money Market Subaccount Yield
                               Total Return

   22                          See Prospectus (Annuity Benefits)

   23                          Financial Statements

                               Caption in Part C
                               -----------------

   24                          Financial Statements and Exhibits

   25                          Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                          Number of Contractowners

   28                          Indemnification

   29                          Principal Underwriter

   30                          Location of Accounts and Records

   31                          Not applicable

   32                          Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                        GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.


You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series Retirement Shares, Lazard Retirement Series, Inc., Strong Variable Insurance Funds, Inc. and the Variable Insurance Products Fund (Fidelity). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.


Form V-4827                       MAY 1, 2001

                               TABLE OF CONTENTS


Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................      8
  Financial Statements...................     11
The Ohio National Companies..............     12
  Ohio National Life.....................     12
  Ohio National Variable Account D.......     12
  The Funds..............................     12
  Mixed and Shared Funding...............     12
  Voting Rights..........................     13
Distribution of the Contracts............     13
Deductions and Expenses..................     13
  Withdrawal Charge......................     13
  Deduction for Administrative
     Expenses............................     14
  Deduction for Risk Undertakings........     14
  Limitations on Deductions..............     14
  Transfer Fee...........................     15
  Deduction for State Premium Tax........     15
  Fund Expenses..........................     15
Description of the Contracts.............     15
Accumulation.............................     15
  Contribution Provisions................     15
  Accumulation Units.....................     15
  Crediting Accumulation Units...........     15
  Allocation of Contributions............     15
  Accumulation Unit Value and Contract
     Value...............................     16
  Net Investment Factor..................     16
  Surrender and Withdrawal...............     16
  Transfers among Subaccounts............     17
  Electronic Access......................     17
  Payment of Plan Benefits...............     17
  Texas State Optional Retirement
     Program.............................     17
Guaranteed Account.......................     18
Annuity Benefits.........................     19
  Purchasing an Annuity..................     19
  Annuity Options........................     19
  Determination of Amount of the First
     Variable Annuity Payment............     20
  Annuity Units and Variable Payments....     20
  Transfers after Annuity Purchase.......     20
Other Contract Provisions................     21
  Assignment.............................     21
  Reports and Confirmations..............     21
  Substitution for Fund Shares...........     21
  Contract Owner Inquires................     21
Performance Data.........................     21
Federal Tax Status.......................     22
  Tax-Deferred Annuities.................     23
Qualified Pension or Profit-Sharing
  Plans..................................     24
Withholding on Distributions.............     24
Statement of Additional Information
  Contents...............................     25


Form V-4827

                                AVAILABLE FUNDS


The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.



                                               ADVISER (SUBADVISER)
                                               (Legg Mason Fund Adviser, Inc.)
OHIO NATIONAL FUND, INC.                       Ohio National Investments, Inc.
Equity Portfolio                               Ohio National Investments, Inc.
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 (Federated Global Investment Management
Omni Portfolio (an asset allocation fund)      Corp.)
International Portfolio                        (Federated Global Investment Management
International Small Company Portfolio          Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Small Cap Portfolio                            (Founders Asset Management LLC)
Aggressive Growth Portfolio                    (Janus Capital Corporation)
Core Growth Portfolio                          (Pilgrim Baxter & Associates, Ltd.)
Growth & Income Portfolio                      (RS Investment Management Co. LLC)
Capital Growth Portfolio                       (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Counseling)
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq-100 Index Portfolio                     Ohio National Investments, Inc.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
JANUS ASPEN SERIES RETIREMENT SHARES*
Growth Portfolio*                              Janus Capital Corporation
Worldwide Growth Portfolio*                    Janus Capital Corporation
Balanced Portfolio*                            Janus Capital Corporation
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value           Fidelity Management & Research Company
  fund)
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company


*Not available on non-tax-qualified plans.

Form V-4827

                                   FEE TABLE


                                                              CONTRACT YEAR
                                                              OF SURRENDER                     PERCENTAGE
             CONTRACTOWNER TRANSACTION EXPENSES               OR WITHDRAWAL                     CHARGED
             ----------------------------------               -------------                    ----------
Deferred Sales Load (as a percentage of amount withdrawn)
(Percentage varies by number of years from the establishment of each participant's account.) (No charge for withdrawals
for plan payments.)                                                1                               7%
                                                                   2                               6%
                                                                   3                               5%
                                                                   4                               4%
                                                                   5                               3%
                                                                   6                               2%
                                                                   7                               1%
                                                              8 and later                          0%
Exchange (transfer) Fee                                         $5 (the fee is presently being waived)
VAD ANNUAL EXPENSES (as a percentage of average variable account value)



Mortality and Expense Risk Fees                          1.00%
Administrative Expenses                                  0.35%
                                                         ----
Total VAD Annual Expenses                                1.35%


Neither the table nor the examples reflect any premium taxes that may be applicable to a contract. These currently range from 0% to 2.25%. For further details, see Deductions and Expenses.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF THE FUND AVERAGE NET ASSETS)


                                                                              TOTAL FUND
                                                                               EXPENSES
                                                                               WITHOUT        TOTAL       TOTAL FUND
                                                                               WAIVERS       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER         OR           AND       WITH WAIVERS
                                          FEES      (12B-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                          0.30%         0.00%         0.13%      0.43%         0.05%          0.38%
  Equity                                 0.80%         0.00%         0.11%      0.91%         0.00%          0.91%
  Bond                                   0.60%         0.00%         0.17%      0.77%         0.00%          0.77%
  Omni                                   0.55%         0.00%         0.55%      0.67%         0.00%          0.67%
  S&P 500 Index                          0.37%         0.00%         0.13%      0.50%         0.00%          0.50%
  International*                         0.90%         0.00%         0.35%      1.25%         0.05%          1.20%
  International Small Company            1.00%         0.00%         0.63%      1.63%         0.00%          1.63%
  Capital Appreciation                   0.80%         0.00%         0.16%      0.96%         0.00%          0.96%
  Small Cap                              0.80%         0.00%         0.12%      0.92%         0.00%          0.92%
  Aggressive Growth                      0.80%         0.00%         0.18%      0.98%         0.00%          0.98%
  Core Growth                            0.95%         0.00%         0.14%      1.09%         0.00%          1.09%
  Growth & Income                        0.85%         0.00%         0.13%      0.98%         0.00%          0.98%
  Capital Growth                         0.90%         0.00%         0.13%      1.03%         0.00%          1.03%
  Social Awareness                       0.60%         0.00%         0.50%      1.10%         0.00%          1.10%
  High Income Bond                       0.75%         0.00%         0.35%      1.10%         0.00%          1.10%
  Equity Income                          0.75%         0.00%         0.33%      1.08%         0.00%          1.08%
  Blue Chip                              0.90%         0.00%         0.35%      1.25%         0.00%          1.25%
  Nasdaq-100 Index                       0.75%         0.00%         0.37%      1.12%         0.00%          1.12%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and Income*       0.75%         0.00%         0.47%      1.22%         0.22%          1.00%
  Goldman Sachs CORE U.S. Equity         0.70%         0.00%         0.17%      0.87%        -0.03%          0.90%
  Goldman Sachs Capital Growth*          0.75%         0.00%       109.00%      1.84%         0.84%          1.00%


Form V-4827

                                                                              TOTAL FUND
                                                                               EXPENSES
                                                                               WITHOUT        TOTAL       TOTAL FUND
                                                                               WAIVERS       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER         OR           AND       WITH WAIVERS
                                          FEES      (12B-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
JANUS ASPEN SERIES RETIREMENT
  SHARES:
  Growth                                 0.65%         0.00%         0.02%      0.67%         0.00%          0.67%
  Worldwide Growth                       0.65%         0.00%         0.04%      0.69%         0.00%          0.69%
  Balanced                               0.65%         0.00%         0.01%      0.66%         0.00%          0.66%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                             0.75%         0.25%         1.76%      2.76%         1.51%          1.29%
  Emerging Markets*                      1.00%         0.25%         2.90%      4.15%         2.55%          0.90%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*              1.00%         0.00%         0.16%      1.16%         0.01%          1.15%
  Strong Opportunity II*                 1.00%         0.00%         0.18%      1.18%         0.08%          1.10%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                         0.57%         0.25%         0.92%      0.92%         0.00%          0.92%
  VIP Mid Cap                            0.57%         0.25%         0.99%      0.99%         0.00%          0.99%
  VIP Growth                             0.57%         0.25%         0.91%      0.91%         0.00%          0.91%



*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.



EXAMPLE - Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:



                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $ 90   $110    $129    $204
  Equity                                                       95    125     155     260
  Bond                                                         94    121     148     245
  Omni                                                         93    118     144     235
  S&P 500 Index                                                91    113     135     217
  International*                                               98    133     169     289
  International Small Company                                 102    145     190     330
  Capital Appreciation                                         95    126     158     265
  Small Cap                                                    95    125     156     261
  Aggressive Growth                                            95    127     159     267
  Core Growth                                                  97    130     165     279
  Social Awareness                                             97    130     164     278
  Growth & Income                                              95    127     159     267
  Capital Growth                                               96    128     161     272
  High Income Bond                                             97    130     164     279
  Equity Income                                                96    130     164     277
  Blue Chip                                                    98    135     172     293
  Nasdaq-100 Index                                             97    131     166     281
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             96    127     160     269
  Goldman Sachs CORE U.S. Equity                               95    125     155     258
  Goldman Sachs Capital Growth*                                96    127     160     269


Form V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
JANUS ASPEN SERIES RETIREMENT SHARES:
  Growth                                                     $ 93   $118    $144    $235
  Worldwide Growth                                             93    118     145     237
  Balanced                                                     93    118     144     234
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   98    135     172     293
  Emerging Markets*                                           101    144     188     327
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    97    132     167     284
  Strong Opportunity II*                                       97    130     165     279
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               95    125     156     261
  VIP Mid Cap                                                  96    127     159     268
  VIP Growth                                                   95    125     155     260


EXAMPLE - If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $18     $54    $ 94    $204
  Equity                                                      23      71     121     260
  Bond                                                        22      66     114     245
  Omni                                                        21      63     109     235
  S&P 500 Index                                               19      58     100     217
  International*                                              26      79     136     289
  International Small Company                                 30      92     157     330
  Capital Appreciation                                        23      72     124     265
  Small Cap                                                   23      71     122     261
  Aggressive Growth                                           24      73     125     267
  Core Growth                                                 25      76     131     279
  Social Awareness                                            25      76     130     278
  Growth & Income                                             24      73     125     267
  Capital Growth                                              24      74     127     272
  High Income Bond                                            25      76     131     279
  Equity Income                                               25      76     130     277
  Blue Chip                                                   26      81     138     293
  Nasdaq-100 Index                                            25      77     132     281
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            24      73     126     269
  Goldman Sachs CORE U.S. Equity                              23      70     120     258
  Goldman Sachs Capital Growth*                               24      73     126     269
JANUS ASPEN SERIES RETIREMENT SHARES:
  Growth                                                      21      63     109     235
  Worldwide Growth                                            21      63     110     237
  Balanced                                                    21      63     109     234
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  26      81     138     293
  Emerging Markets*                                           30      91     155     327


Form V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                  $25     $78    $133    $284
  Strong Opportunity II*                                      25      76     131     279
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                              23      71     122     261
  VIP Mid Cap                                                 24      73     125     268
  VIP Growth                                                  23      71     121     260


EXAMPLE - Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 90   $111    $132    $209
  International                                                98    135     172     293
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              98    134     170     290
  Goldman Sachs Capital Growth                                103    151     200     349
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   112    176     241     430
  Emerging Markets                                            125    213     301     536
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                     97    132     167     285
  Strong Opportunity II                                        97    133     168     287


EXAMPLE - Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $18    $ 56    $ 96    $209
  International                                               26      81     138     293
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                             26      80     137     290
  Goldman Sachs Capital Growth                                32      98     167     349
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   41     125     210     430
  Emerging Markets                                            55     164     272     536
STRONG VARIABLE INSURANCE FUNDS, INC:
  Strong Mid Cap Growth II                                    25      78     134     285
  Strong Opportunity II                                       26      79     135     287



The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of


Form V-4827
the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                            ACCUMULATION UNIT VALUES


This series of group variable annuity contracts began on January 25, 1995. The International Small Company and Aggressive Growth funds began on March 31, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip funds, the Dow Target Variable funds, the Goldman Sachs funds, the Janus Aspen funds, the Lazard Retirement funds and the Strong Variable Insurance funds were added on November 1, 1999. The Ohio National Fund Nasdaq-100 Index fund and Variable Insurance Products funds were added on May 1, 2000. The Universal Institutional Funds U.S. Real Estate portfolio is not available on contracts issued after April 30, 2000. The Dow Target Variable Fund and Strong Schafer Value Fund II are not available in contracts issued after April 30, 2001.



OHIO NATIONAL FUND, INC.:



                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1995              $10.00             $12.20           13,287
                                               1996               12.20              14.24           32,583
                                               1997               14.24              16.61           74,941
                                               1998               16.61              17.32          107,618
                                               1999               17.32              20.49          123,655
                                               2000               20.49              18.87          114,667
Money Market                                   1995               10.00              10.35            1,732
                                               1996               10.35              10.74            7,977
                                               1997               10.74              11.16           32,475
                                               1998               11.16              11.61           48,567
                                               1999               11.61              12.03           72,108
                                               2000               12.03              12.62           56,828
Bond                                           1995               10.00              11.21            1,139
                                               1996               11.21              11.47            6,512
                                               1997               11.47              12.37           12,237
                                               1998               12.37              12.84           16,940
                                               1999               12.84              12.74           41,686
                                               2000               12.74              13.31           44,642
Omni                                           1995               10.00              11.74           13,547
                                               1996               11.74              13.39           45,160
                                               1997               13.39              15.61           98,309
                                               1998               15.61              16.10          146,331
                                               1999               16.10              17.68          143,525
                                               2000               17.68              14.86          115,175
International                                  1995               10.00              11.26           20,393
                                               1996               11.26              12.71           42,439
                                               1997               12.71              12.81          100,959
                                               1998               12.81              13.13          110,066
                                               1999               13.13              21.69           96,945
                                               2000               21.69              16.65          102,308


Form V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International Small Company                    1995              $10.00             $10.78            8,523
                                               1996               10.78              11.92           13,394
                                               1997               11.92              13.14           16,765
                                               1998               13.14              13.42           12,900
                                               1999               13.42              27.61           14,362
                                               2000               27.61              18.99           18,696
Capital Appreciation                           1995               10.00              11.66           39,782
                                               1996               11.66              13.32           54,003
                                               1997               13.32              15.14           78,535
                                               1998               15.14              15.82           72,571
                                               1999               15.82              16.62           77,142
                                               2000               16.62              21.56           61,277
Small Cap                                      1995               10.00              12.91           24,533
                                               1996               12.91              14.99           39,188
                                               1997               14.99              16.05           78,648
                                               1998               16.05              17.51           91,751
                                               1999               17.51              35.66          109,169
                                               2000               35.66              31.24          112,051
Aggressive Growth                              1995               10.00              12.57            3,057
                                               1996               12.57              12.49            9,915
                                               1997               12.49              13.87           21,702
                                               1998               13.87              14.76           38,333
                                               1999               14.76              15.40           36,760
                                               2000               15.40              11.04           40,338
Core Growth                                    1997               10.00               9.56           12,433
                                               1998                9.56              10.27           23,776
                                               1999               10.27              20.76           27,196
                                               2000               20.76              17.03           37,758
Growth & Income                                1997               10.00              13.48           11,608
                                               1998               13.48              14.24           71,864
                                               1999               14.24              22.80          113,670
                                               2000               22.80              20.63          120,285
S&P 500 Index                                  1997               10.00              13.00           26,903
                                               1998               13.00              16.68          112,232
                                               1999               16.68              20.67          177,053
                                               2000               20.67              18.43          189,273
Social Awareness                               1997               10.00              12.40            3,506
                                               1998               12.40               9.49           20,572
                                               1999                9.49              11.02           19,408
                                               2000               11.02               9.48           18,847
Capital Growth                                 2000               10.00              10.36           12,119
High Income Bond                               2000               10.00               9.42            1,149
Equity Income                                  2000               10.00               9.42              477
Blue Chip                                      2000               10.00              10.33              262
Nasdaq-100 Index                               2000               10.00               6.03              131


Form V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
DOW TARGET VARIABLE FUND LLC:
Dow Target 10, February                        2000              $10.00             $11.19                1
Dow Target 10, March                           2000               10.00              12.23               99
Dow Target 10, April                           2000               10.00              11.00               10
Dow Target 10, May                             2000               10.00              11.52               11
Dow Target 10, June                            2000               10.00              10.73               25
Dow Target 10, July                            2000               10.00              11.62               32
Dow Target 10, August                          2000               10.00              11.02               33
Dow Target 10, September                       2000               10.00              10.52               36
Dow Target 10, October                         2000               10.00              11.63               36
Dow Target 10, November                        2000               10.00               9.42               39
Dow Target 10, December                        2000               10.00               9.84               34
Dow Target 5, January                          2000               10.00              11.17              309
Dow Target 5, February                         2000               10.00              12.04                4
Dow Target 5, March                            2000               10.00              13.50                6
Dow Target 5, April                            2000               10.00              12.33                8
Dow Target 5, May                              2000               10.00              12.78                9
Dow Target 5, June                             2000               10.00              11.64                9
Dow Target 5, July                             2000               10.00              11.75                9
Dow Target 5, August                           2000               10.00              11.78                9
Dow Target 5, September                        2000               10.00              11.61               11
Dow Target 5, October                          2000               10.00              12.43                7
Dow Target 5, November                         2000               10.00               8.52                8
Dow Target 5, December                         2000               10.00              10.57                5
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income                  2000               10.00               9.87            1,035
Goldman Sachs CORE U.S. Equity                 2000               10.00               9.74            1,307
Goldman Sachs Capital Growth                   1999               10.00              11.17                4
                                               2000               11.17              10.15            1,883
JANUS ASPEN SERIES RETIREMENT SHARES:
Growth                                         1999               10.00              11.64               87
                                               2000               11.64               9.98           26,949
Worldwide Growth                               1999               10.00              13.21               39
                                               2000               13.21              11.13           46,591
Balanced                                       1999               10.00              11.01            2,432
                                               2000               11.01              10.63           36,533


Form V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
LAZARD RETIREMENT SERIES, INC.:
Small Cap                                      1999              $10.00             $10.53                3
                                               2000               10.53              12.58              709
Emerging Markets                               2000               10.00               8.88              461
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                       1999               10.00              12.91                3
                                               2000               12.91              10.85           12,585
Strong Opportunity II                          2000               10.00              11.73            4,565
Strong Schafer Value II                        2000               10.00              10.94              182
UNIVERSAL INSTITUTIONAL FUNDS, INC.:
U.S. Real Estate                               2000               10.00              12.94              233
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                                 2000               10.00               9.23              317
VIP Mid Cap                                    2000               10.00              11.15              911
VIP Growth                                     2000               10.00               8.46              813


FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Auditors' Reports for them, may be found in the Statement of Additional Information.

Form V-4827

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets in excess of $7.8 billion and equity in excess of $700 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to our meet obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance

Form V-4827
contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

There is no deduction from contributions to pay sales expense. We may assess a withdrawal charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The withdrawal charge equals a percent of the contract value

Form V-4827
withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

The contracts also provide for a distribution expense risk charge of no more than 0.40%. We are not presently deducting that charge.

LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased, not more often than annually, and the total of all these deductions may never exceed 2% per year.

Form V-4827

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. We are not currently charging this fee.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

                                  ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies depending upon the investment results of each Fund to which contributions are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Form V-4827

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAD at $10 when we allocated the first contributions for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR


The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:


(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.


SURRENDER AND WITHDRAWAL



You may surrender (totally withdraw the value of) the contract or you may make withdrawals from it. You must make all surrender or partial withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see Federal Tax Status.


If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

Form V-4827

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values at any time from one Fund to another. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After purchasing an annuity, a participant may transfer annuity values among subaccounts only once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, and Transfers After Annuity Purchase).


ELECTRONIC ACCESS



If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.ohionational.com. You may only make one telephone or electronic (collectively, "electronic") transfer per day. We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.


PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), contributions may be excluded from the gross income of state employees for federal tax purposes to the extent that such contributions do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a withdrawal until the first of these events occurs.

Form V-4827

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.


No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.


Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3%.

Form V-4827

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee (except for option
(e), below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Other than in connection with annuity Option (e) described below, once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments. Surrenders and withdrawals may be made from Option (e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):   Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):   Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):   Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option (e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

Form V-4827

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option (e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option (e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 20). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the Funds on which variable annuity payments are based. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

Form V-4827

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.


REPORTS AND CONFIRMATIONS


Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.


We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we will assume they are correct.


SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

Form V-4827

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser for application of law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the contract owner and participants must look only to the contract owner for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by participants from the contract owner under a deferred compensation arrangement will be taxable in full as ordinary income in the years participants receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax-qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax-qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the contributions nor previously been taxed on any portion of the contributions. If any portion of the contributions has been paid from or included in the annuitant's taxable income, this aggregate amount will be considered the annuitant's "investment in the contract." The annuitant will be entitled to exclude from taxable income a portion of each annuity payment equal to the annuitant's "investment in the contract" divided by the period of expected annuity payments, determined by the annuitant's life expectancy and the form of annuity benefit. Once the annuitant's "investment in the contract" is recovered, all further annuity payments will be included in that annuitant's taxable income.

If a participant elects to receive his or her value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the participant's "investment in the contract" will normally be taxed as ordinary income in the year received. A withdrawal of a participant's account values is taxable as income to the extent that the participant's accumulated account value immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's

Form V-4827

"investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with annuity payments that commence not later than a year from the purchase of the annuity; or

- incident to divorce.

If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. A participant's failure to provide his or her taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income contributions made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate contributions plus any other amounts contributed to purchase a contract and toward benefits under qualified retirement plans do not exceed their exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and contributions made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of exchanges.

Form V-4827

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, contributions made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any contributions made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (prior to age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another employee's qualified plan or into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Form V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements for VAD and Ohio National Life

Form V-4827

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2001


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 2001. To get a free copy of the VAD prospectus, write or call us at the above address.




                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Financial Statements . . . . . . . . . . . . . . . . . . . . . 5











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN


We have a custody agreement with Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which Firstar holds custody of VAD's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAD's transactions in Fund shares.


The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of VAD as of December 31, 2000 and for the periods indicated and our consolidated financial statements as of December 31, 2000 and 1999 and for the periods indicated have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing. KPMG LLP is located at Two Nationwide Plaza, Columbus, Ohio 43215.


UNDERWRITER


We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:




                              Aggregate              Retained
       Year                  Commissions            Commissions
       ----                  -----------            -----------

       2000                   $200,627                  None
       1999                   $257,215                  None
       1998                   $195,038                  None


CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2000, was 4.80%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.



TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                P(1 + T)(n) = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2000 (assuming surrender of the contract then) are as follows:

                                                                                                          Fund
                                           One          Five         Ten      From Fund     Returns    Inception
                                           Year         Years       Years     Inception     in VAD*       Date
                                          ------        -----       -----     ---------     -------    ---------
 Ohio National Fund:
   Money Market                           (2.07%)        3.54%      3.43%        5.65%        5.65%     3/20/1980
   Equity                                (14.89%)        8.69%     10.53%        9.05%        9.05%     1/14/1971
   Bond                                   (2.55%)        2.96%      5.49%        6.45%        6.45%     11/2/1982
   Omni                                  (22.98%)        4.32%      7.66%        8.20%        8.20%     9/10/1984
   S&P 500 Index                         (17.85%)         N/A        N/A        15.87%       15.87%      1/3/1997
   International                         (30.23%)        7.70%       N/A        10.58%       10.58%     4/30/1993
   International Small Co                (38.20%)       11.61%       N/A        11.60%       11.60%     3/31/1995
   Capital Appreciation                   22.75%        12.71%       N/A        13.35%       13.35%      5/1/1994
   Small Cap                             (19.40%)       19.04%       N/A        22.20%       22.20%      5/1/1994
   Aggressive Growth                     (35.21%)       (3.23%)      N/A         1.42%        1.42%     3/31/1995
   Growth & Income                       (16.65%)         N/A        N/A        19.21%       19.21%      1/3/1997
   Capital Growth                        (33.99%)         N/A        N/A        34.65%       34.65%      5/1/1998
   High Income Bond                      (15.34%)         N/A        N/A        (5.38%)      (5.38%)     5/1/1998
   Equity Income                         (20.66%)         N/A        N/A         0.44%        0.44%      5/1/1998
   Blue Chip                              (7.27%)         N/A        N/A         0.29%        0.29%      5/1/1998
   Core Growth                           (24.98%)         N/A        N/A        13.56%       13.56%      1/3/1997
   Nasdaq-100 Index                         N/A           N/A        N/A       (46.65%)     (46.65%)     5/1/2000
    Social Awareness                     (20.95%)         N/A        N/A        (2.37%)      (2.37%)     1/3/1997

Dow Target Variable Fund:
   Dow 10, January                        (5.57%)         N/A        N/A        (1.95%)      (1.95%)     1/1/1999
   Dow 10, February                       (1.75%)         N/A        N/A         2.07%        2.07%      2/1/1999
   Dow 10, March                          (1.12%)         N/A        N/A         0.01%        0.01%      3/1/1999
   Dow 10, April                          (4.82%)         N/A        N/A        (1.77%)      (1.77%)     4/1/1999
   Dow 10, May                             6.96%          N/A        N/A        (7.38%)      (7.38%)     5/1/1999
   Dow 10, June                           (5.04%)         N/A        N/A       (10.03%)     (10.03%)     6/1/1999
   Dow 10, July                           (3.05%)         N/A        N/A       (10.20%)     (10.20%)     7/1/1999
   Dow 10, August                         (5.56%)         N/A        N/A       (11.93%)     (11.93%)     8/1/1999
   Dow 10, September                      (3.89%)         N/A        N/A       (12.42%)     (12.42%)     9/1/1999
   Dow 10, October                         1.66%          N/A        N/A        (5.28%)      (5.28%)    10/1/1999
   Dow 10, November                      (12.66%)         N/A        N/A       (10.22%)     (10.22%)    11/1/1999
   Dow 10, December                       (7.70%)         N/A        N/A        (7.07%)      (7.07%)    12/1/1999
   Dow 5, January                          4.67%          N/A        N/A         4.67%        4.67%      1/1/2000
   Dow 5, February                          N/A           N/A        N/A        13.43%       13.43%      2/1/2000
   Dow 5, March                             N/A           N/A        N/A        28.05%       28.05%      3/1/2000
   Dow 5, April                             N/A           N/A        N/A        16.27%       16.27%      4/1/2000
   Dow 5, May                               N/A           N/A        N/A        20.79%       20.79%      5/1/2000
   Dow 5, June                              N/A           N/A        N/A         9.44%        9.44%      6/1/2000
   Dow 5, July                              N/A           N/A        N/A        10.46%       10.46%      7/1/2000
   Dow 5, August                            N/A           N/A        N/A        10.76%       10.76%      8/1/2000
   Dow 5, September                        9.31%          N/A        N/A       (15.14%)     (15.14%)     9/1/1999
   Dow 5, October                          1.61%          N/A        N/A       (11.79%)     (11.79%)    10/1/1999
   Dow 5, November                       (20.00%)         N/A        N/A       (18.15%)     (18.15%)    11/1/1999
   Dow 5, December                         0.09%          N/A        N/A        (0.30%)      (0.30%)     12/1/199

Goldman Sachs Variable Insurance Trust:
   G.S. Growth & Income                  (12.95%)         N/A        N/A        (1.08%)      (7.35%)     1/2/1998
   G.S. CORE U.S. Equity                 (17.82%)         N/A        N/A         6.22%        2.37%      1/2/1998
   G.S. Capital Growth                   (16.20%)         N/A        N/A         8.08%        8.08%      1/2/1998

Janus Aspen Series Service Shares:
   Growth                                (22.89%)       17.15%       N/A        16.12%      (25.24%)    9/13/1993
   Worldwide Growth                      (24.11%)       20.73%       N/A        20.31%      (26.23%)    9/13/1993
   Balanced                               (9.68%)       16.84%       N/A        15.69%       (9.28%)    9/13/1993

Lazard Retirement Series:
   Small Cap                              12.44%          N/A        N/A         3.76%        3.48%     11/4/1997
   Emerging Markets                      (36.03%)         N/A        N/A        (9.53%)     (15.94%)    11/4/1997

PBHG Insurance Series Fund:
   Tech & Communication                  (49.89%)         N/A        N/A        28.33%      (51.52%)     5/1/1997

Strong Variable Insurance Funds:
   Mid Cap Growth II                     (22.97%)         N/A        N/A        25.57%       23.75%    12/31/1996
   Opportunity II                         (1.82%)       17.37%       N/A        17.07%        9.90%      5/8/1992

Variable Insurance Products Fund:
   VIP Contrafund                        (15.32%)       15.52%       N/A        19.65%      (13.69%)    1/31/1995
   VIP Mid Cap                            24.36%          N/A        N/A        36.62%        6.96%    12/31/1998
   VIP Growth                            (19.68%)       17.01%     18.08%       14.57%      (21.36%)   10/31/1986

*The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 2000. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Aspen Series, Lazard Retirement Series, and Strong Variable Insurance Funds were added November 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                          (a wholly owned subsidiary of
                     Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 2000 and 1999

                    With Independent Auditors' Report Thereon

[KPMG LOGO]

TWO NATIONWIDE PLAZA                                      TELEPHONE 614 249 2300
COLUMBUS, OH  43215-2577                                  FAX 614 249 2348


                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



/s/KPMG LLP


January 26, 2001

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999

                      (in thousands, except share amounts)

                         ASSETS                             2000        1999
                                                        ----------    ---------
Investments (notes 5, 9 and 10):
  Securities available-for-sale, at fair value:
    Fixed maturities                                    $2,822,205    2,644,846
    Equity securities                                       67,864       71,640
  Fixed maturities held-to-maturity, at amortized cost     758,044      829,214
  Mortgage loans on real estate, net                     1,178,738    1,274,156
  Real estate, net                                           6,888        9,472
  Policy loans                                             171,158      162,078
  Other long-term investments                               28,848       56,832
  Short-term investments                                   105,117      139,341
                                                        ----------    ---------
          Total investments                              5,138,862    5,187,579

Cash                                                        35,069        9,411
Accrued investment income                                   66,356       66,323
Deferred policy acquisition costs                          422,978      374,359
Reinsurance recoverable                                    120,120       95,291
Other assets                                                28,955       43,802
Assets held in separate accounts                         1,996,489    1,741,620
                                                        ----------    ---------
          Total assets                                  $7,808,829    7,518,385
                                                        ==========    =========

               LIABILITIES AND EQUITY

Future policy benefits and claims (note 6)              $4,810,496    4,806,594
Policyholders' dividend accumulations                       59,716       60,827
Other policyholder funds                                    18,195       18,030
Note payable (net of unamortized discount of $635 in
  2000 and $679 in 1999) (note 7)                           84,365       84,321
Federal income taxes (note 8):
  Current                                                   24,221       12,834
  Deferred                                                  22,055       12,105
Other liabilities                                          121,810      148,245
Liabilities related to separate accounts                 1,962,742    1,718,864
                                                        ----------    ---------
          Total liabilities                              7,103,600    6,861,820
                                                        ----------    ---------
Equity (notes 3 and 12):
  Class A common stock, $1 par value. 10,000,000
    authorized, issued and outstanding                      10,000       10,000
  Additional paid-in capital                                 3,976         --
  Accumulated other comprehensive income                    27,663        6,245
  Retained earnings                                        663,590      640,320
                                                        ----------    ---------
          Total equity                                     705,229      656,565

Commitments and contingencies (notes 10, 14 and 15)
                                                        ----------    ---------
          Total liabilities and equity                  $7,808,829    7,518,385
                                                        ==========    =========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                          2000         1999        1998
                                                      ---------      -------     -------
Revenues:
  Traditional life insurance premiums                 $ 136,191      131,279     121,900
  Accident and health insurance premiums                 26,001       25,530      25,183
  Annuity premiums and charges                           46,100       36,931      32,280
  Universal life policy charges                          60,508       66,189      59,743
  Net investment income (note 5)                        402,834      414,147     394,825
  Net realized (losses) gains on investments (note 5)    (4,788)      26,484       1,903
  Other income                                           18,702       14,527      13,160
                                                      ---------      -------     -------
                                                        685,548      715,087     648,994
                                                      ---------      -------     -------

Benefits and expenses:
  Benefits and claims                                   427,533      415,907     400,662
  Provision for policyholders' dividends on
    participating policies                               26,646       27,582      27,659
  Amortization of deferred policy acquisition costs      26,242       29,124      23,240
  Other operating costs and expenses                     85,445       92,096      91,522
                                                      ---------      -------     -------

                                                        565,866      564,709     543,083
                                                      ---------      -------     -------

          Income before Federal income taxes            119,682      150,378     105,911
                                                      ---------      -------     -------

Federal income tax expense (note 8):
  Current expense                                        37,159       43,334      40,337
  Deferred expense (benefit)                              4,253        7,888      (2,301)
                                                      ---------      -------     -------

                                                         41,412       51,222      38,036
                                                      ---------      -------     -------

          Net income                                  $  78,270       99,156      67,875
                                                      =========      =======     =======


See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Equity

                  Years ended December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                                                     ACCUMULATED
                                                                          ADDITIONAL    OTHER
                                                                 COMMON     PAID-IN  COMPREHENSIVE RETAINED     TOTAL
                                                                 STOCK      CAPITAL     INCOME     EARNINGS     EQUITY
                                                               ---------  ---------- ------------- --------    --------
1998:
  Balance, beginning of year                                   $   --          --      102,956     535,289     638,245
  Stock issuance                                                 10,000        --         --       (10,000)       --
  Dividends paid                                                   --          --         --        (2,000)
  Comprehensive income:
    Net income                                                     --          --         --        67,875      67,875
    Other comprehensive income (note 4)                            --          --        4,488        --         4,488
                                                                                                               -------
  Total comprehensive income                                                                                    72,363
                                                               --------     --------   -------     -------     -------
  Balance, end of year                                         $ 10,000        --      107,444     591,164     708,608
                                                               ========     ========   =======     =======     =======

1999:
  Balance, beginning of year                                   $ 10,000        --      107,444     591,164     698,608
  Dividends paid                                                   --          --         --       (50,000)    (50,000)
  Comprehensive income (loss):
    Net income                                                     --          --         --        99,156      99,156
    Other comprehensive loss (note 4)                              --          --     (101,199)       --      (101,199)
                                                                                                               -------
  Total comprehensive loss                                                                                      (2,043)
                                                               --------     --------   -------     -------     -------
  Balance, end of year                                         $ 10,000        --        6,245     640,320     656,565
                                                               ========     ========   =======     =======     =======

2000:
  Balance, beginning of year                                   $ 10,000        --        6,245     640,320     656,565
  Dividends paid                                                   --          --         --       (55,000)    (55,000)
  Parent assumption of long term liability (note 11)               --         3,976       --          --         3,976
  Comprehensive income:
    Net income                                                     --          --         --        78,270      78,270
    Other comprehensive income (note 4)                            --          --       21,418        --        21,418
                                                                                                               -------
  Total comprehensive income                                                                                    99,688
                                                               --------     --------   -------     -------     -------
  Balance, end of year                                         $ 10,000       3,976     27,663     663,590     705,229
                                                               ========     ========   =======     =======     =======

See accompanying notes to consolidated financial statements

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                                      2000                   1999                  1998
                                                                  ----------              ----------            ----------
Cash flows from operating activities:
  Net income                                                    $    78,270                 99,156                67,875
  Adjustments to reconcile net income to net cash
    provided by operating activities:
      Capitalization of deferred policy acquisition costs          (100,036)               (63,521)              (55,200)
      Amortization of deferred policy acquisition costs              26,242                 29,124                23,240
      Amortization and depreciation                                    (162)                   (75)                 (289)
      Realized losses (gains) on invested assets, net                 4,788                (26,484)               (1,903)
      Deferred federal income tax expense (benefit)                   4,253                  7,888                (2,301)
      Increase in accrued investment income                             (33)                (1,927)                 (317)
      Increase in other assets                                       (9,982)               (22,392)              (19,113)
      Net (decrease) increase in separate accounts                  (10,991)                24,770               (18,279)
      Increase in policyholder account balances                      72,721                 56,409                50,834
      (Decrease) increase in policyholders' dividend
       accumulations and other funds                                   (946)               (12,185)               11,550
      Increase (decrease) in current federal income tax payable      11,387                 (8,549)                8,662
      (Decrease) increase in other liabilities                      (26,435)                14,965                18,855
      Other, net                                                     (6,018)                (3,875)              (14,355)
                                                                -----------             -----------           ----------
          Net cash provided by operating activities                  43,058                 93,304                69,259
                                                                -----------             -----------           ----------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale      65,919                 18,206                11,167
  Proceeds from sale of fixed maturities available-for-sale         310,311                295,806               202,694
  Proceeds from sale of equity securities                             4,345                 30,312                 9,603
  Proceeds from maturity of fixed maturities held-to-maturity       160,298                 86,335               115,577
  Proceeds from repayment of mortgage loans on real estate          163,471                183,514               198,464
  Proceeds from sale of real estate                                   3,388                    962                15,906
  Cost of fixed maturities available-for-sale acquired             (484,818)              (354,722)             (345,266)
  Cost of equity securities acquired                                (13,317)                (5,001)               (8,197)
  Cost of fixed maturities held-to-maturity acquired                (88,872)              (162,049)             (134,965)
  Cost of mortgage loans on real estate acquired                    (70,517)              (207,587)             (212,924)
  Cost of real estate acquired                                         (136)                  (550)                 (846)
  Change in policy loans, net                                        (9,080)                (4,523)               (4,207)
  Change in other assets, net                                        31,203                    140                 5,253
                                                                -----------             -----------           ----------
          Net cash provided by (used in) investing activities        72,195               (119,157)             (147,741)
                                                                -----------             -----------           ----------
Cash flows from financing activities:
  Universal life and investment product account deposits          1,494,447              1,221,353             1,076,011
  Universal life and investment product account withdrawals      (1,563,266)            (1,114,675)             (928,812)
  Dividends to shareholder                                          (55,000)               (50,000)               (2,000)
  Other, net                                                           --                     --                  (3,361)
                                                                -----------             -----------           ----------
         Net cash (used in) provided by financing activities       (123,819)                56,678               141,838
                                                                -----------             -----------           ----------
         Net (decrease) increase in cash and cash equivalents        (8,566)                30,825                63,356

         Cash and cash equivalents, beginning of year               148,752                117,927                54,571
                                                                -----------             -----------           ----------
         Cash and cash equivalents, end of year                 $   140,186                148,752               117,927
                                                                ===========             ===========           ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

 (1)        ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION

            The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

            On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Department of the Insurance of the State of Ohio (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

            ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

            The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

                 LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                 CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


                 INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

 (2)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

            (a)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

                 Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for- sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

                 Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

                 Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long- term investments are carried on the equity basis, adjusted for valuation allowances.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification, net of associated deferred acquisition costs and capital gains expenses. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other than temporary declines are included in net realized gains and losses on investments.

(b)  REVENUES AND BENEFITS

     Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited- payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for universal life insurance products and investment products consist of net investment income, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

(c)  DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

     administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

(d)  SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)  FUTURE POLICY BENEFITS

     Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note
     6).

     Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges.

(f)  PARTICIPATING BUSINESS

     Participating business represents approximately 34%, 39% and 41% of the Company's ordinary life insurance in force in 2000, 1999 and 1998, respectively. The provision for policyholder dividends is based on current dividend scales.

(g)  REINSURANCE CEDED

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)  FEDERAL INCOME TAX

     The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

     change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

(i)  CASH EQUIVALENTS

     For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j)  USE OF ESTIMATES

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(k)  CLOSED BLOCK

     The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company will not be required to support the payment of dividends on Closed Block policies from its general funds.

     The financial information of the Closed Block, while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

Summarized financial information of the Closed Block is as follows as of December 31, 2000 and 1999, and for the years then ended:

                                                              2000         1999
                                                          ----------     ---------
Closed Block assets:
  Fixed maturity securities available-for-sale,
    at fair value (amortized cost of $270,377
  and $238,405, as of December 31, 2000 and
  1999, respectively)                                      $ 273,995      234,150
  Fixed maturity securities held-to-maturity,
    at amortized cost                                         78,285       72,826
  Mortgage loans on real estate, net                          86,742       93,698
  Policy loans                                               118,967      115,932
  Short-term investments                                       9,459       10,583
  Accrued investment income                                    6,255        6,101
  Deferred policy acquisition costs                           89,288       90,455
  Reinsurance recoverable                                      2,310        1,979
  Other assets                                                 2,900        3,054
                                                           ----------    ---------
                                                           $ 668,201      628,778
                                                           ==========    =========

Closed Block liabilities:
  Future policy benefits and claims                        $ 716,814      695,540
  Other policyowner funds                                      4,124        3,768
  Policyholders' dividend accumulations                       17,008       16,345
  Deferred tax liability                                       1,266         --
                                                           ----------    ---------
                                                           $ 741,818      715,653
                                                           ==========    =========


                                                                2000         1999         1998
                                                            ----------      --------     --------
Closed Block revenues and expenses:
  Traditional life insurance premiums                      $  71,331       74,269       31,731
  Net investment income                                       44,142       44,230       19,941
  Net realized gains on investments                              866           33          210
  Benefits and claims                                        (76,671)     (71,806)     (32,640)
  Provision for policyholders' dividends on
  participating policies                                     (25,421)     (26,608)      (6,852)
  Amortization of deferred policy acquisition
  costs                                                       (2,820)      (4,433)      (4,187)
  Other operating costs and expenses                          (5,013)      (5,174)      (2,352)
                                                           ----------    ---------     ---------
          Income before federal income taxes               $   6,414       10,511        5,851
                                                           ==========    =========     =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

            (l)   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                 In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133, as amended by SFAS 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," is effective for the Company as of January 1, 2001

                 SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                 The Company adopted SFAS 133 as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company.

            (m)  RECLASSIFICATIONS

                 Certain amounts in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

 (3)        BASIS OF PRESENTATION

            The accompanying consolidated financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

            The statutory basis net income and capital and surplus of ONLIC and ONLAC, after intercompany eliminations, included in the accompanying consolidated financial statements was $36,679, $91,163 and $51,900 for the years ended December 31, 2000, 1999 and 1998, respectively, and $388,523 and $430,869 as of December 31, 2000 and 1999,
            respectively.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

            The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

 (4)        OTHER COMPREHENSIVE INCOME

            Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of shareholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                                                2000        1999        1998
                                                             --------    ---------     -------
Unrealized gains (losses) on securities
 available-for-sale arising during the period:
   Net of adjustment to deferred policy acquisition costs    $ 25,388    (127,982)     11,418
   Related federal tax (expense) benefit                       (5,672)     46,151      (4,003)
                                                             --------    ---------     -------
               Net                                             19,716     (81,831)      7,415
                                                             --------    ---------     -------
Less:
  Reclassification adjustment for net (losses) gains on
    securities available-for-sale realized during the period:
      Gross                                                    (2,618)     29,798       4,504
      Related federal tax benefit (expense)                       916     (10,430)     (1,577)
                                                             ---------    --------     -------
               Net                                             (1,702)     19,368       2,927
                                                             ---------    --------     -------
               Total other comprehensive income (loss)       $ 21,418    (101,199)      4,488
                                                             =========   =========     =======

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(5)     INVESTMENTS

        An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                                          REALIZED GAINS (LOSSES)
                                                      INVESTMENT INCOME                       ON INVESTMENTS
                                         ---------------------------------------    --------------------------------
                                             2000           1999         1998         2000         1999       1998
                                             ----           ----         ----         ----         ----       ----
GROSS INVESTMENT INCOME:
Securities available-for-sale:
  Fixed maturities                       $ 219,632        215,996      211,002       (1,820)      (1,184)    (1,624)
  Equity securities                          5,634          3,495        3,530          475       16,830        178
Fixed maturities held-to-maturity           67,136         66,735       62,516          (31)       2,760      5,325
Mortgage loans on real estate              101,037        109,256      109,850       (7,015)         314        371
Real estate                                  1,351          1,371        2,334          245         (252)     2,416
Policy loans                                11,068         10,988       10,298         --           --         --
Other                                        4,611         17,782        6,553         (327)       9,481     (4,558)
Short-term investments                       6,312          4,133        4,610         --           --         --
                                         ----------      ---------    ---------     --------     --------    -------
  Total gross investment income            416,781        429,756      410,693       (8,473)      27,949      2,108
                                                                                    --------     --------    -------
Investment expenses                        (13,947)       (15,609)     (15,868)
Gains attributable to Closed Block            (866)        (1,191)        --
DAC amortization due to realized gains        --             (218)        (298)
Change in valuation allowances for
  mortgage loans on real estate                                                       4,551          (56)        93
                                         ----------      ---------    ---------     --------     --------    -------
                                                                                      3,685       (1,465)      (205)
                                                                                    --------     --------    -------
  Net investment income                  $ 402,834        414,147      394,825
                                         ==========      =========    =========
  Net realized gains (losses) on
    investments                                                                    $ (4,788)      26,484       1,903
                                                                                    ========     ========    ========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to- maturity were as follows:

                                                                DECEMBER 31, 2000
                                              ----------------------------------------------------
                                                               GROSS          GROSS
                                               AMORTIZED    UNREALIZED      UNREALIZED   ESTIMATED
                                                 COST          GAINS          LOSSES     FAIR VALUE
                                              ----------      -------       --------    -----------

Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies            $  101,895        9,072          --         110,967
      Obligations of states and political
         subdivisions                             85,485        5,807           (16)       91,276
      Debt securities issued by foreign
         governments                               8,078        1,190          --           9,268
      Corporate securities                     1,746,549       63,143       (72,869)    1,736,823
      Mortgage-backed securities                 850,153       24,663          (945)      873,871
                                              ----------      -------       --------    ---------
                  Total fixed maturities      $2,792,160      103,875       (73,830)    2,822,205
                                              ==========      =======       ========    =========
   Equity securities                          $   45,805       34,085       (12,026)       67,864
                                              ==========      =======       ========    =========

Fixed maturity securities held-to-maturity:
     Obligations of states and political
         subdivisions                         $   16,761          512           (36)       17,237
     Corporate securities                        722,043       36,717        (3,971)      754,789
     Mortgage-backed securities                   19,240          885          (472)       19,653
                                              ----------      -------       --------    ---------
                                              $  758,044       38,114        (4,479)      791,679
                                              ==========      =======       ========    =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


                                                                  DECEMBER 31, 1999
                                               ----------------------------------------------------
                                                                   GROSS          GROSS
                                                 AMORTIZED      UNREALIZED      UNREALIZED   ESTIMATED
                                                   COST            GAINS          LOSSES     FAIR VALUE
                                               -----------       ---------      ----------   ----------
Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                 $   (108,292)         1,267        (1,908)       107,651
  Obligations of states and political
    subdivisions                                   (79,236)           571          (920)        78,887
  Debt securities issued by foreign
    governments                                     (8,078)         1,004          (850)         8,232
  Corporate securities                          (1,666,057)        29,519       (63,430)     1,632,146
  Mortgage-backed securities                      (823,882)         7,412       (13,364)       817,930
                                               -----------         ------       --------      ---------

          Total fixed maturities              $( 2,685,545)        39,773       (80,472)     2,644,846
                                               ===========         ======       ========      ========
Equity securities                             $     35,635         39,212        (3,207)        71,640
                                               ===========         ======       ========      ========

Fixed maturity securities held-to-maturity:
  Obligations of states and political
    subdivisions                              $     13,596            355          (418)        13,533
  Corporate securities                             783,378         23,237       (16,426)       790,189
  Mortgage-backed securities                        32,240            746        (3,209)        29,777
                                               -----------         ------       --------      ---------
                                              $    829,214         24,338       (20,053)       833,499
                                               ===========         ======       ========      ========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                            2000          1999
                                                         ---------       -------
Gross unrealized gain (loss)                             $ 52,104        (4,694)
Unrealized gains related to Closed Block                   (3,618)         --
Adjustment to deferred policy acquisition costs            (8,948)       16,226
Deferred federal income tax                               (11,875)       (5,287)
                                                         ---------       -------
                                                         $ 27,663         6,245
                                                         =========      ========

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                   2000        1999        1998
                                                ---------   ---------     ------
Securities available-for-sale:
    Fixed maturities                            $ 70,744    (228,410)     25,125
    Equity securities                            (13,946)    (12,407)     10,632
Fixed maturity securities held-to-maturity        29,350     (75,646)     11,840

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   FIXED MATURITY  SECURITIES
                                         -------------------------------------------------
                                             AVAILABLE-FOR-SALE        HELD-TO-MATURITY
                                         -----------------------   -----------------------
                                         AMORTIZED    ESTIMATED     AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE       COST     FAIR VALUE
                                         ----------   ----------    ---------   ----------

Due in one year or less                  $   44,066       44,450       17,164       17,313
Due after one year through five years       811,801      812,396      343,329      355,856
Due after five years through ten years        948,4   35 958,792      323,355      343,903
Due after ten years                         987,858    1,006,567       74,196       74,607
                                         ----------   ----------      -------      -------
                                         $2,792,160    2,822,205      758,044      791,679
                                         ==========   ==========      =======      =======

Proceeds from the sale of securities available-for-sale (excluding calls) during 2000, 1999 and 1998 were $284,001, $158,661 and $3,186, respectively. Gross gains of $758 ($293 in 1999 and $0 in 1998) and gross losses of $8,038 ($4,131 in 1999 and $38 in 1998) were realized on those sales.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

            Investments with an amortized cost of $12,698 and $12,807 as of December 31, 2000 and 1999, respectively, were on deposit with various regulatory agencies as required by law.

            Real estate is presented at cost less accumulated depreciation of $2,032 in 2000 ($1,855 in 1999) and valuation allowances of $0 in 2000 and 1999.

            The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan in 2000 and one foreclosure in 1999.

 (6)        FUTURE POLICY BENEFITS AND CLAIMS

            The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 76% and 79% of the total liability for future policy benefits as of December 31, 2000 and 1999, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.1%, 6.4% and 6.8% for the years ended December 31, 2000, 1999 and 1998, respectively.

            The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

                     YEAR OF ISSUE                 INTEREST RATE

                     2000, 1999 and 1998           4.0 - 5.5 %
                     1997 and prior                2.25 - 6.0 %

                     Withdrawals:
                     Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

                     Mortality:
                     Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(7)        NOTES PAYABLE

           On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. Total interest paid was $7,356 for each year during the years ended December 31, 2000, 1999 and 1998, respectively.

           The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)        FEDERAL INCOME TAX

           Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2000.

           Total Federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                             2000              1999                1998
                        ---------------  -----------------   -------------------
                          AMOUNT     %     AMOUNT      %       AMOUNT      %
                          ------   ----    ------     ----     ------    ----

Computed (expected)
  tax expense           $ 41,889   35.0  $ 52,632     35.0   $ 37,069    35.0
Differential earnings       --               --     (3,896)     1,232     1.1
Dividends received
  deduction and tax
  exempt interest         (2,165)  (1.8)   (1,492)    (1.0)    (1,279)   (1.1)
Other, net                 1,688    1.4     3,978      2.6      1,014     1.0
                        --------   ----  --------     ----   --------    ----
    Total expense and
      effective rate    $ 41,412   34.6  $ 51,222     34.0   $ 38,036    37.1
                        ========   ====  ========     ====   ========    ====

Included in other, net in 1999 are non-deductible expenses related to the reorganization to a mutual holding company structure.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

Total Federal income tax paid was $25,772, $51,773 and $32,251 (net of refunds of $2,490, $66 and $6,661) during the years ended December 31, 2000, 1999 and 1998, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 relate to the following:

                                                             2000         1999
                                                         ----------     --------
Deferred tax assets:
  Fixed maturity securities available-for-sale           $    --         14,262
  Future policy benefits                                    81,355       59,251
  Mortgage loans on real estate                              1,805        2,529
  Other assets and liabilities                              36,517       34,830

          Total gross deferred tax assets                  119,677      110,872
                                                         ----------     --------
Deferred tax liabilities:
  Fixed maturity securities available-for-sale              10,495         --
  Deferred policy acquisition costs                        110,831       76,781
  Other fixed maturities, equity securities and other
    long-term investments                                    4,047        7,951
  Other                                                     16,359       38,245
                                                         ----------     --------

          Total gross deferred tax liabilities             141,732      122,977
                                                         ----------     --------
          Net deferred tax liability                     $ (22,055)     (12,105)
                                                         ==========     ========


The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2000 and 1999. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 2000.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(9)     DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

            CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

            INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

            SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

            MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

            DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

            POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31:

                                                  2000                     1999
                                          ---------------------    -----------------------
                                          CARRYING    ESTIMATED    CARRYING      ESTIMATED
                                           AMOUNT    FAIR VALUE     AMOUNT      FAIR VALUE
                                          --------   ----------    --------     ----------
ASSETS:
 Investments:
  Securities available-for-sale:
   Fixed maturities                     $2,822,205    2,822,205    2,644,846    2,644,846
   Equity securities                        67,864       67,864       71,640       71,640
  Fixed maturities held-to-maturity        758,044      791,679      829,214      833,499
  Mortgage loans on real estate          1,178,738    1,209,425    1,274,156    1,243,246
  Policy loans                             171,158      171,158      162,078      162,078
  Short-term investments                   105,117      105,117      139,341      139,341
 Cash                                       35,069       35,069        9,411        9,411
 Assets held in Separate Accounts        1,996,489    1,996,489    1,741,620    1,741,620

LIABILITIES:
 Guaranteed investment contracts           965,996      961,940    1,197,382    1,164,411
 Individual contracts                    1,171,188    1,168,001    1,061,053    1,040,355
 Other annuity contracts                   845,188      837,059      859,536      848,976
 Note payable                               84,365       84,227       84,321       80,142
 Policyholders' dividend
  accumulations and other
  policyholder funds                        77,911       77,911       78,857       78,857
Liabilities held in Separate Accounts    1,962,742    1,962,742    1,718,864    1,718,864

(10)        ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

            (a)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

                 The Company is a party to financial instruments with off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $39,752 and $74,000 as of December 31, 2000 and 1999, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits and monitoring procedures.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(b)   SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

     Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2000. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2000 and 1999:

                                                            2000          1999
                                                       ----------      ---------
Mortgage assets by type:
  Retail                                               $  348,940        393,543
  Office                                                  315,705        320,988
  Apartment                                               284,713        304,106
  Industrial                                              133,710        157,854
  Other                                                   100,826        107,372
                                                       ----------      ---------
                                                        1,183,894      1,283,863
    Less valuation allowances                               5,156          9,707
                                                       ----------      ---------
    Total mortgage loans on real estate, net           $1,178,738      1,274,156
                                                       ==========      =========

(11)        PENSIONS AND OTHER POSTRETIREMENT BENEFITS

            The Company sponsors a fully funded pension plan covering all home office employees. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service

            The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans (other benefits), one is offered to home office employees, the other is offered to career agents.

                                                        HOME OFFICE MEDICAL PLAN

               The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1996 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

   AGENTS' MEDICAL PLAN

   Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2000 and 1999 is as follows:


                                               PENSION BENEFITS       OTHER   BENEFITS
                                             -------------------     -----------------
                                               2000        1999       2000        1999
                                             --------     ------     -------    -------

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year     $ 45,542      46,777     14,084      14,238
Service cost                                   2,061       2,634        267         300
Interest cost                                  3,524       3,282        464         399
Actuarial (loss) gain                           (934)     (4,341)      (717)       (619)
Benefits paid                                 (9,696)     (2,810)      (241)       (234)
Obligation related to employees
transferred to ONFS                           (7,172)       --         --          --
                                            ---------    --------   --------    -------
Benefit obligation at end of year           $ 33,325      45,542     13,857      14,084
                                            =========    ========   ========    =======
CHANGE IN PLAN ASSETS:
Fair value of assets at beginning of year   $ 35,529      23,797       --          --
Actual return on plan assets                  (4,561)     12,142       --          --
Employer contribution                           --         1,410       --          --
Benefits paid                                 (2,175)     (1,820)      --          --
                                            ---------    --------   --------    -------
Fair value of assets at end of year         $ 28,793      35,529       --          --
                                            =========    ========   ========    =======
CALCULATION OF FUNDED STATUS:
Funded status                               $ (4,532)     (9,923)   (13,857)    (14,084)
Unrecognized actuarial (gain) loss             2,469      (6,222)      --          --
Unrecognized prior service cost               (1,004)       (678)      --          --
                                            ---------    --------   --------    -------
Accrued benefit cost                        $ (3,067)    (16,823)   (13,857)    (14,084)
                                            =========    ========   ========    =======

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose Accumulated Benefit Obligation exceeds Plan Assets:

                                                         PENSION BENEFITS
                                             -----------------------------------
                                                2000         1999         1998
                                             -----------  ----------  ----------
Projected benefit obligation                 $    --        19,941       18,708
Accumulated benefit obligation                    --        15,981       13,864
Assets                                            --          --           --
Minimum liability                                 --        15,981       13,864
Accrued pension cost                              --       (15,584)     (10,829)
Unrecognized transition obligation                --         2,329        2,620

Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are non-qualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans are reflected in the Company's 2000 and 1999 consolidated statements of income.

Weighted Average Assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:

                                              PENSION BENEFITS    OTHER BENEFITS
                                              -----------------  ---------------
                                               2000       1999    2000     1999
                                              -------   -------  ------   ------
Discount rate                                  6.80%      6.90%   7.65%    7.65%
Expected return on plan assets                10.50%     10.50%    --       --
Rate of compensation increase                  5.00%      5.70%    --       --


For measurement purposes, a five percent rate of increase in the per capita cost of covered health care benefits was assumed for 2001 and thereafter.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

Components of Net Periodic Benefit Cost for the pension plans and other benefits for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                             PENSION BENEFITS                 OTHER BENEFITS
                                     ------------------------------     ----------------------------
                                       2000       1999       1998        2000       1999       1998
                                     --------    -------    -------     -------    ------      -----
Service cost                         $ 2,061      2,634      2,520        267        300        258
Interest cost                          3,524      3,411      3,131        464        399        333
Expected return on plan assets        (3,553)    (2,404)    (2,087)      --         --         --
Amortization of prior service cost       (67)       (67)       (67)      (504)      (504)      (504)
Recognized actuarial loss             (1,119)       549        564       (213)      (115)      (139)
                                     --------    -------    -------     -------     -----      -----
Net periodic benefit cost            $   846      4,123      4,061         14         80        (52)
                                     ========    =======    =======     =======     =====      =====


            The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2000 and 1999 by $312 and $274, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2000, 1999 and 1998 by $17, $17 and $17, respectively.

            The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the Profit Sharing Plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 2000, 1999 and 1998 were $2,000, $1,917 and $1,829, respectively.

            The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 2000, 1999 and 1998 were $6,800, $8,962 and $6,277, respectively.

(12)        REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
            RESTRICTIONS

            ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2000. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

            The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 and $1,648 as of December 31, 2000 and 1999, respectively.

            The payment of dividends by the Company to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of the net income of the preceding calendar year or 10% of total equity as of the preceding December 31. The Company paid a dividend of approximately $55,000 to ONFS in November 2000. Dividends of approximately $78,270 may be paid in 2001 without prior approval.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

(13)   BANK LINES OF CREDIT

       As of December 31, 2000 and 1999, ONLIC had a $10,000 unsecured line of credit which was not utilized during 2000 and 1999.

(14)   CONTINGENCIES

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)   REINSURANCE

       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company has reinsurance recoverables of $120,120 and $95,291 at December 31, 2000 and 1999, respectively. Ceded premiums approximated 15%, 12% and 9% of gross earned life and accident and health premiums during 2000, 1999 and 1998, respectively.

 (16)  SEGMENT INFORMATION

       The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)



                                                                 FOR THE YEAR ENDED OR
                                                                AS OF DECEMBER 31, 2000
                                             -------------------------------------------------------------
                                             INDIVIDUAL    PENSION
                                                LIFE          AND         OTHER
                                             INSURANCE     ANNUITIES    INSURANCE     CORPORATE      TOTAL
                                             ---------     ---------    ---------     ---------      -----
Revenues:
 Traditional life insurance premiums        $  105,171         --         31,020         --         136,191
 Accident and health insurance premiums           --           --         26,001         --          26,001
 Annuity premiums and charges                     --         46,100         --           --          46,100
 Universal life policy charges                  60,508         --           --           --          60,508
 Net investment income                         124,385      258,834        8,918       10,697       402,834
 Net realized losses on investments               --           --           --         (4,788)       (4,788)
 Other income                                      131       10,971         --          7,600        18,702
                                            ----------    ---------      -------      -------     ---------
                                               290,195      315,905       65,939       13,509       685,548
                                            ----------    ---------      -------      -------     ---------
Benefits and expenses:
 Benefits and claims                           164,690      215,896       46,947         --         427,533
 Provision for policyholders' dividends on
  participating policies                        26,623           18            5         --          26,646
 Operating expenses                             44,939       34,144       14,476       18,128       111,687
                                            ----------    ---------      -------      -------     ---------
                                               236,252      250,058       61,428       18,128       565,866

  Income (loss) before federal income taxes $   53,943       65,847        4,511       (4,619)      119,682
                                            ==========    =========      =======      =======     =========

Total assets as of December 31, 2000        $2,225,182    5,086,540      177,419      319,688     7,808,829
                                            ==========    =========      =======      =======     =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)

                                                                 FOR THE YEAR ENDED OR
                                                                AS OF DECEMBER 31, 1999
                                             -------------------------------------------------------------
                                             INDIVIDUAL    PENSION
                                                LIFE          AND         OTHER
                                             INSURANCE     ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                             ---------     ---------    ---------    ---------     -------
Revenues:
 Traditional life insurance premiums        $  101,019         --         30,260         --        131,279
 Accident and health insurance premiums           --           --         25,530         --         25,530
 Annuity premiums and charges                     --         36,931         --           --         36,931
 Universal life policy charges                  66,189         --           --           --         66,189
 Net investment income                         118,147      265,808        8,756       21,436      414,147
 Net realized gains on investments                --           --           --         26,484       26,484
 Other income                                      172       14,355         --           --         14,527
                                            ----------    ---------      -------      -------    ---------
                                               285,527      317,094       64,546       47,920      715,087
                                            ----------    ---------      -------      -------    ---------
Benefits and expenses:
 Benefits and claims                           160,284      206,575       49,048         --        415,907
 Provision for policyholders' dividends on
       participation policies                   27,563           19         --           --         27,582
 Operating expenses                             46,148       46,743       14,102       14,227      121,220
                                            ----------    ---------      -------      -------    ---------
                                               233,995      253,337       63,150       14,227      564,709

   Income before federal income taxes       $   51,532       63,757        1,396       33,693      150,378
                                            ==========    =========      =======      =======    =========
Total assets as of December 31, 1999        $2,145,787    4,913,534      159,131      299,933    7,518,385
                                            ==========    =========      =======      =======    =========


                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998

                                 (in thousands)


                                                                     FOR THE YEAR ENDED OR
                                                                    AS OF DECEMBER 31, 1998
                                              -------------------------------------------------------------------
                                              INDIVIDUAL       PENSION
                                                 LIFE            AND          OTHER
                                              INSURANCE       ANNUITIES     INSURANCE     CORPORATE        TOTAL
                                              ---------       ---------     ---------     ---------        -----
Revenues:
 Traditional life insurance premiums        $    91,565           --          30,335          --          121,900
 Accident and health insurance premiums            --             --          25,183          --           25,183
 Annuity premiums and charges                      --           32,280          --            --           32,280
 Universal life policy charges                   59,743           --            --            --           59,743
 Net investment income                          111,723        267,560         7,721         7,821        394,825
 Net realized gains on investments                 --             --            --           1,903          1,903
 Other income                                       (29)        13,189          --            --           13,160
                                            -----------      ---------       -------       -------      ---------
                                                263,002        313,029        63,239         9,724        648,994
                                            -----------      ---------       -------       -------      ---------
Benefits and expenses:
 Benefits and claims                            146,503        212,512        41,647          --          400,662
 Provision for policyholders' dividends on
     participating policies                      27,635             24          --            --           27,659
 Operating expenses                              41,814         39,963        16,440        16,545        114,762
                                            -----------      ---------       -------       -------      ---------
                                                215,952        252,499        58,087        16,545        543,083

    Income (loss) before federal income
      taxes                                 $    47,050         60,530         5,152        (6,821)       105,911
                                            ===========      =========       =======       =======      =========

Total assets as of December 31, 1998        $ 1,994,834      4,263,703       161,577       441,408      6,861,522
                                            ===========      =========       =======       =======      =========

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2000

                                                                    MONEY
                                                   EQUITY           MARKET          BOND           OMNI        INTERNATIONAL
                                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                -------------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note
2)............................................   $2,164,075        $717,158       $594,029      $1,711,242      $1,703,347
                                                 ==========        ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $2,164,075        $717,158       $594,029      $1,711,242      $1,703,347
                                                 ==========        ========       ========      ==========      ==========

                                                   CAPITAL
                                                APPRECIATION        SMALL CAP
                                                 SUBACCOUNT        SUBACCOUNT
                                                -------------     -------------
Assets -- Investments at market value (note
2)............................................   $1,321,259        $3,500,492
                                                 ==========        ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $1,321,259        $3,500,492
                                                 ==========        ==========

                                                INTERNATIONAL
                                                    SMALL         AGGRESSIVE        CORE         GROWTH &         S&P 500
                                                   COMPANY          GROWTH         GROWTH         INCOME           INDEX
                                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                -------------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note
2)............................................   $  355,103        $445,412       $643,045      $2,481,058      $3,487,732
                                                 ==========        ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $  355,103        $445,412       $643,045      $2,481,058      $3,487,732
                                                 ==========        ========       ========      ==========      ==========


                                                   SOCIAL             BLUE
                                                  AWARENESS           CHIP
                                                 SUBACCOUNT        SUBACCOUNT
                                                -------------     -------------
Assets -- Investments at market value (note
2)............................................   $  178,742        $    2,700
                                                 ==========        ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $  178,742        $    2,700
                                                 ==========        ==========

                                                                     HIGH
                                                   EQUITY           INCOME        CAPITAL         NASDAQ       DOW TARGET 10
                                                   INCOME            BOND          GROWTH          100           FEBRUARY
                                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                -------------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note
2)............................................   $    4,496        $ 10,827       $125,557      $      789      $       12
                                                 ==========        ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $    4,496        $ 10,827       $125,557      $      789      $       12
                                                 ==========        ========       ========      ==========      ==========


                                                DOW TARGET 10     DOW TARGET 10
                                                    MARCH             APRIL
                                                 SUBACCOUNT        SUBACCOUNT
                                                -------------     -------------
Assets -- Investments at market value (note
2)............................................   $    1,210        $      105
                                                 ==========        ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $    1,210        $      105
                                                 ==========        ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2000

                                         DOW TARGET 10     DOW TARGET 10     DOW TARGET 10     DOW TARGET 10     DOW TARGET 10
                                              MAY              JUNE              JULY             AUGUST           SEPTEMBER
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------     -------------     -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $122             $  270             $374              $367              $382
                                             ====             ======             ====              ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $122             $  270             $374              $367              $382
                                             ====             ======             ====              ====              ====

                                         DOW TARGET 10     DOW TARGET 10
                                            OCTOBER          NOVEMBER
                                          SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $420              $371
                                             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $420              $371
                                             ====              ====

                                         DOW TARGET 10     DOW TARGET 5      DOW TARGET 5      DOW TARGET 5      DOW TARGET 5
                                           DECEMBER           JANUARY          FEBRUARY            MARCH             APRIL
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------     -------------     -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $331             $3,451             $ 43              $ 83              $102
                                             ====             ======             ====              ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $331             $3,451             $ 43              $ 83              $102
                                             ====             ======             ====              ====              ====

                                         DOW TARGET 5      DOW TARGET 5
                                              MAY              JUNE
                                          SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $114              $105
                                             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $114              $105
                                             ====              ====

                                         DOW TARGET 5      DOW TARGET 5      DOW TARGET 5      DOW TARGET 5      DOW TARGET 5
                                             JULY             AUGUST           SEPTEMBER          OCTOBER          NOVEMBER
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------     -------------     -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $109             $  100             $123              $ 91              $ 66
                                             ====             ======             ====              ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $109             $  100             $123              $ 91              $ 66
                                             ====             ======             ====              ====              ====

                                         DOW TARGET 5
                                           DECEMBER
                                          SUBACCOUNT
                                         -------------
Assets -- Investments at market value
(note 2)...............................      $ 55
                                             ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $ 55
                                             ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2000

                                                                     JANUS ADVISOR SERIES
                                                          ------------------------------------------
                                                                          WORLDWIDE
                                                             GROWTH         GROWTH        BALANCED
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $268,959       $518,376       $388,336
                                                            ========       ========       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $268,959       $518,376       $388,336
                                                            ========       ========       ========

                                                                                                          MORGAN
                                                                    STRONG VARIABLE FUNDS                STANLEY
                                                          ------------------------------------------   ------------
                                                          OPPORTUNITY      SCHAFER        MID-CAP        US REAL
                                                               II          VALUE II      GROWTH II        ESTATE
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $53,552         $1,993        $136,537        $3,020
                                                            =======         ======        ========        ======
Contract owners' equity
  Contracts in accumulation period (note 3).............    $53,552         $1,993        $136,537        $3,020
                                                            =======         ======        ========        ======

                                                                        GOLDMAN SACHS                       LAZARD RETIREMENT
                                                          ------------------------------------------   ---------------------------
                                                           VIT GROWTH      VIT CORE     VIT CAPITAL      EMERGING        SMALL
                                                            & INCOME      US EQUITY        GROWTH         MARKET          CAP
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $ 10,214       $ 12,730       $ 19,107       $ 4,093         $8,916
                                                            ========       ========       ========       =======         ======
Contract owners' equity
  Contracts in accumulation period (note 3).............    $ 10,214       $ 12,730       $ 19,107       $ 4,093         $8,916
                                                            ========       ========       ========       =======         ======

                                                                     FIDELITY INVESTMENTS
                                                          -------------------------------------------
                                                          VIP III MID    VIP II CONTRA    VIP GROWTH
                                                            CAP CL 2       FUND CL 2         CL 2
                                                           SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          ------------   -------------   ------------
Assets -- Investments at market value (note 2)..........    $ 10,155       $  2,924        $  6,877
                                                            ========       ========        ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $ 10,155       $  2,924        $  6,877
                                                            ========       ========        ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                           EQUITY                    MONEY MARKET
                                                         SUBACCOUNT                   SUBACCOUNT
                                                  -------------------------      ---------------------
                                                     2000           1999           2000         1999
                                                  -----------     ---------      --------     --------
Investment activity:
  Reinvested dividends..........................  $   121,231     $   7,117      $ 58,766     $ 42,532
  Risk & administrative expense (note 4)........      (31,429)      (29,489)      (12,810)     (11,534)
                                                  -----------     ---------      --------     --------
       Net investment activity..................       89,802       (22,372)       45,956       30,998
                                                  -----------     ---------      --------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................        8,043       977,651             0            0
     Realized gain (loss).......................     (146,154)       36,789          (815)       2,917
     Unrealized gain (loss).....................     (143,981)     (608,097)            0            0
                                                  -----------     ---------      --------     --------
       Net gain (loss) on investments...........     (282,092)      406,343          (815)       2,917
                                                  -----------     ---------      --------     --------
          Net increase (decrease) in contract
            owners' equity from operations......  $  (192,290)    $ 383,971      $ 45,141     $ 33,915
                                                  ===========     =========      ========     ========

                                                             BOND                          OMNI
                                                          SUBACCOUNT                    SUBACCOUNT
                                                  --------------------------      ----------------------
                                                     2000            1999           2000          1999
                                                  -----------     ----------      ---------     --------
Investment activity:
  Reinvested dividends..........................  $    37,965     $   25,120      $  24,249     $ 51,510
  Risk & administrative expense (note 4)........       (7,378)        (4,756)       (28,381)     (31,959)
                                                  -----------     ----------      ---------     --------
       Net investment activity..................       30,587         20,364         (4,132)      19,551
                                                  -----------     ----------      ---------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................            0              0        321,231       86,343
     Realized gain (loss).......................       (4,094)          (364)        54,776       33,132
     Unrealized gain (loss).....................       (2,533)       (21,686)      (696,675)      91,630
                                                  -----------     ----------      ---------     --------
       Net gain (loss) on investments...........       (6,627)       (22,050)      (320,668)     211,105
                                                  -----------     ----------      ---------     --------
          Net increase (decrease) in contract
            owners' equity from operations......  $    23,960     $   (1,686)     $(324,800)    $230,656
                                                  ===========     ==========      =========     ========

                                                        INTERNATIONAL            CAPITAL APPRECIATION
                                                         SUBACCOUNT                   SUBACCOUNT
                                                  -------------------------      ---------------------
                                                     2000           1999           2000         1999
                                                  -----------     ---------      --------     --------
Investment activity:
  Reinvested dividends..........................  $   362,412     $       0      $155,373     $ 37,798
  Risk & administrative expense (note 4)........      (26,604)      (19,099)      (15,742)     (16,999)
                                                  -----------     ---------      --------     --------
       Net investment activity..................      335,808       (19,099)      139,631       20,799
                                                  -----------     ---------      --------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................      138,881             0         1,246      117,018
     Realized gain (loss).......................       68,767       (24,274)      (22,312)       7,481
     Unrealized gain (loss).....................   (1,035,775)      866,587       177,533      (82,602)
                                                  -----------     ---------      --------     --------
       Net gain (loss) on investments...........     (828,127)      842,313       156,467       41,897
                                                  -----------     ---------      --------     --------
          Net increase (decrease) in contract
            owners' equity from operations......  $  (492,319)    $ 823,214      $296,098     $ 62,696
                                                  ===========     =========      ========     ========

                                                          SMALL CAP               INTERNATIONAL SMALL CO.
                                                          SUBACCOUNT                     SUBACCOUNT
                                                  --------------------------      ------------------------
                                                     2000            1999            2000          1999
                                                  -----------     ----------      ----------     ---------
Investment activity:
  Reinvested dividends..........................  $   289,290     $        0      $       0      $      0
  Risk & administrative expense (note 4)........      (56,982)       (30,818)        (5,854)       (3,077)
                                                  -----------     ----------      ---------      --------
       Net investment activity..................      232,308        (30,818)        (5,854)       (3,077)
                                                  -----------     ----------      ---------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................      487,048        988,856         21,365        37,428
     Realized gain (loss).......................      257,479        150,493          5,987         4,989
     Unrealized gain (loss).....................   (1,457,465)       797,404       (203,966)      155,538
                                                  -----------     ----------      ---------      --------
       Net gain (loss) on investments...........     (712,938)     1,936,753       (176,614)      197,955
                                                  -----------     ----------      ---------      --------
          Net increase (decrease) in contract
            owners' equity from operations......  $  (480,630)    $1,905,935      $(182,468)     $194,878
                                                  ===========     ==========      =========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                   AGGRESSIVE GROWTH           CORE GROWTH             GROWTH & INCOME
                                                       SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                                  --------------------   -----------------------   -----------------------
                                                    2000        1999        2000         1999         2000         1999
                                                  ---------   --------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................  $       0   $      0   $  72,604     $      0    $ 268,120     $  3,391
  Risk & administrative expense (note 4)........     (7,154)    (6,620)     (9,697)      (4,138)     (35,687)     (21,474)
                                                  ---------   --------   ---------     --------    ---------     --------
       Net investment activity..................     (7,154)    (6,620)     62,907       (4,138)     232,433      (18,083)
                                                  ---------   --------   ---------     --------    ---------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0          0      35,780      117,600       73,957      372,452
     Realized gain (loss).......................      4,004    (11,903)     43,347       22,257       84,382       55,422
     Unrealized gain (loss).....................   (163,612)    42,118    (312,592)     130,565     (645,396)     485,984
                                                  ---------   --------   ---------     --------    ---------     --------
       Net gain (loss) on investments...........   (159,608)    30,215    (233,465)     270,422     (487,057)     913,858
                                                  ---------   --------   ---------     --------    ---------     --------
          Net increase (decrease) in contract
            owners' equity from operations......  $(166,762)  $ 23,595   $(170,558)    $266,284    $(254,624)    $895,775
                                                  =========   ========   =========     ========    =========     ========

                                                        S&P 500 INDEX
                                                          SUBACCOUNT
                                                  --------------------------
                                                     2000          1999
                                                  ----------   -------------
Investment activity:
  Reinvested dividends..........................  $ 114,287      $ 70,145
  Risk & administrative expense (note 4)........    (49,040)      (37,240)
                                                  ---------      --------
       Net investment activity..................     65,247        32,905
                                                  ---------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................     29,235       268,697
     Realized gain (loss).......................     45,195        77,990
     Unrealized gain (loss).....................   (561,979)      262,801
                                                  ---------      --------
       Net gain (loss) on investments...........   (487,549)      609,488
                                                  ---------      --------
          Net increase (decrease) in contract
            owners' equity from operations......  $(422,302)     $642,393
                                                  =========      ========

                                                                                                      HIGH
                                                                            BLUE        EQUITY       INCOME      CAPITAL
                                                    SOCIAL AWARENESS        CHIP        INCOME        BOND        GROWTH
                                                       SUBACCOUNT        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  --------------------   ----------   ----------   ----------   ----------
                                                    2000        1999      2000(a)      2000(a)      2000(a)      2000(a)
                                                  ---------   --------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................  $       0   $    932   $      11     $     56    $     573     $      0
  Risk & administrative expense (note 4)........     (2,792)    (2,726)        (18)         (46)         (94)      (1,276)
                                                  ---------   --------   ---------     --------    ---------     --------
       Net investment activity..................     (2,792)    (1,794)         (7)          10          479       (1,276)
                                                  ---------   --------   ---------     --------    ---------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0          0           1            0            0           53
     Realized gain (loss).......................      3,360    (14,817)         31          131           (9)        (478)
     Unrealized gain (loss).....................    (28,837)    45,891         100         (210)      (1,111)     (60,356)
                                                  ---------   --------   ---------     --------    ---------     --------
       Net gain (loss) on investments...........    (25,477)    31,074         132          (79)      (1,120)     (60,781)
                                                  ---------   --------   ---------     --------    ---------     --------
          Net increase (decrease) in contract
            owners' equity from operations......  $ (28,269)  $ 29,280   $     125     $    (69)   $    (641)    $(62,057)
                                                  =========   ========   =========     ========    =========     ========


                                                    NASDAQ     DOW TARGET 10
                                                     100         FEBRUARY
                                                  SUBACCOUNT    SUBACCOUNT
                                                  ----------   -------------
                                                   2000(c)        2000(b)
                                                  ----------   -------------
Investment activity:
  Reinvested dividends..........................  $       0      $      0
  Risk & administrative expense (note 4)........         (2)            0
                                                  ---------      --------
       Net investment activity..................         (2)            0
                                                  ---------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0             0
     Realized gain (loss).......................        (10)            0
     Unrealized gain (loss).....................       (193)            2
                                                  ---------      --------
       Net gain (loss) on investments...........       (203)            2
                                                  ---------      --------
          Net increase (decrease) in contract
            owners' equity from operations......  $    (205)     $      2
                                                  =========      ========

---------------
(a) Period from November 1, 1999, date of commencement of operations.

(b) See Note 7.

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                                            DOW TARGET 10
                                               ------------------------------------------------------------------------
                                                  MARCH          APRIL           MAY            JUNE           JULY
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   ------------   ------------   ------------   ------------
                                                 2000(b)        2000(b)        2000(b)        2000(b)        2000(b)
                                               ------------   ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $ 21           $ 1           $   2           $ 4            $ 3
  Risk & administrative expense (note 4).....       (11)            0               0            (2)            (2)
                                                   ----           ---           -----           ---            ---
       Net investment activity...............        10             1               2             2              1
                                                   ----           ---           -----           ---            ---
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0             0               0             0              0
     Realized gain (loss)....................         3            (4)             (1)           (3)             1
     Unrealized gain.........................       198            13              15            23             45
                                                   ----           ---           -----           ---            ---
       Net gain on investments...............       201             9              14            20             46
                                                   ----           ---           -----           ---            ---
          Net increase in contract owners'
            equity from operations...........      $211           $10           $  16           $22            $47
                                                   ====           ===           =====           ===            ===

                                                             DOW TARGET 10
                                               ------------------------------------------
                                                  AUGUST       SEPTEMBER       OCTOBER
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   ------------   ------------
                                                 2000(b)        2000(b)        2000(b)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $ 2            $ 2            $ 1
  Risk & administrative expense (note 4).....       (2)            (1)            (1)
                                                   ---            ---            ---
       Net investment activity...............        0              1              0
                                                   ---            ---            ---
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................        0              0              0
     Realized gain (loss)....................        2              0              0
     Unrealized gain.........................       11             25             63
                                                   ---            ---            ---
       Net gain on investments...............       13             25             63
                                                   ---            ---            ---
          Net increase in contract owners'
            equity from operations...........      $13            $26            $63
                                                   ===            ===            ===

                                                      DOW TARGET 10                         DOW TARGET 5
                                               ---------------------------   ------------------------------------------
                                                 NOVEMBER       DECEMBER       JANUARY        FEBRUARY        MARCH
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   ------------   ------------   ------------   ------------
                                                 2000(b)        2000(b)        2000(b)        2000(b)        2000(b)
                                               ------------   ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $  1           $ 1           $  89           $ 1            $ 2
  Risk & administrative expense (note 4).....         0             0             (29)            0              0
                                                   ----           ---           -----           ---            ---
       Net investment activity...............         1             1              60             1              2
                                                   ----           ---           -----           ---            ---
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0             0               0             0              0
     Realized gain (loss)....................         0             0            (229)           (2)             1
     Unrealized gain.........................        27             6             802            11             17
                                                   ----           ---           -----           ---            ---
       Net gain on investments...............        27             6             573             9             18
                                                   ----           ---           -----           ---            ---
          Net increase in contract owners'
            equity from operations...........      $ 28           $ 7           $ 633           $10            $20
                                                   ====           ===           =====           ===            ===

                                                              DOW TARGET 5
                                               ------------------------------------------
                                                  APRIL           MAY            JUNE
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   ------------   ------------
                                                 2000(b)        2000(b)        2000(b)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $ 2            $ 2            $ 1
  Risk & administrative expense (note 4).....        0              0              0
                                                   ---            ---            ---
       Net investment activity...............        2              2              1
                                                   ---            ---            ---
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................        0              0              0
     Realized gain (loss)....................       (1)            (1)             0
     Unrealized gain.........................       18             21             14
                                                   ---            ---            ---
       Net gain on investments...............       17             20             14
                                                   ---            ---            ---
          Net increase in contract owners'
            equity from operations...........      $19            $22            $15
                                                   ===            ===            ===

---------------
(b) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                                     DOW TARGET 5
                                               ---------------------------------------------------------
                                                   JULY          AUGUST       SEPTEMBER       OCTOBER
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   ------------   ------------   ------------
                                                 2000(b)        2000(b)        2000(b)        2000(b)
                                               ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................   $       1         $ 1          $      1        $    0
  Risk & administrative expense (note 4).....           0           0                 0             0
                                                ---------         ---          --------        ------
       Net investment activity...............           1           1                 1             0
                                                ---------         ---          --------        ------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................           0           0                 0             0
     Realized gain (loss)....................           0           0                 0            (1)
     Unrealized gain (loss)..................          14          10                15            16
                                                ---------         ---          --------        ------
       Net gain (loss) on investments........          14          10                15            15
                                                ---------         ---          --------        ------
          Net increase (decrease) in contract
            owners' equity from operations...   $      15         $11          $     16        $   15
                                                =========         ===          ========        ======

                                                      DOW TARGET 5              JANUS ADVISER SERIES
                                               ---------------------------   ---------------------------
                                                 NOVEMBER       DECEMBER               GROWTH
                                                SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
                                               ------------   ------------   ---------------------------
                                                 2000(b)        2000(b)          2000         1999(a)
                                               ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................    $     0          $ 0          $  4,304         $ 0
  Risk & administrative expense (note 4).....          0            0            (2,324)         (1)
                                                 -------          ---          --------         ---
       Net investment activity...............          0            0             1,980          (1)
                                                 -------          ---          --------         ---
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................          0            1            11,203           0
     Realized gain (loss)....................          0            0             1,086           0
     Unrealized gain (loss)..................          5            0           (59,585)         60
                                                 -------          ---          --------         ---
       Net gain (loss) on investments........          5            1           (47,296)         60
                                                 -------          ---          --------         ---
          Net increase (decrease) in contract
            owners' equity from operations...    $     5          $ 1          $(45,316)        $59
                                                 =======          ===          ========         ===

                                                                 JANUS ADVISER SERIES
                                               ---------------------------------------------------------
                                                        WORLDWIDE
                                                         GROWTH                       BALANCED
                                                       SUBACCOUNT                    SUBACCOUNT
                                               ---------------------------   ---------------------------
                                                   2000         1999(a)          2000         1999(a)
                                               ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................   $  10,287         $ 0          $ 16,441        $  189
  Risk & administrative expense (note 4).....      (5,327)          0            (3,738)          (20)
                                                ---------         ---          --------        ------
       Net investment activity...............       4,960           0            12,703           169
                                                ---------         ---          --------        ------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................      30,041           0            17,544             0
     Realized gain (loss)....................      (1,503)          0             1,766           394
     Unrealized gain (loss)..................    (166,150)         46           (45,551)          549
                                                ---------         ---          --------        ------
       Net gain (loss) on investments........    (137,612)         46           (26,241)          943
                                                ---------         ---          --------        ------
          Net increase (decrease) in contract
            owners' equity from operations...   $(132,652)        $46          $(13,538)       $1,112
                                                =========         ===          ========        ======

                                                     STRONG VARIABLE ANNUITY FUNDS
                                               ------------------------------------------
                                               OPPORTUNITY      SCHAFER        MID-CAP
                                                    II          VALUE II      GROWTH II
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   ------------   ------------
                                                 2000(a)        2000(a)        2000(a)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................    $   119          $ 8          $      0
  Risk & administrative expense (note 4).....       (597)          (6)           (1,583)
                                                 -------          ---          --------
       Net investment activity...............       (478)           2            (1,583)
                                                 -------          ---          --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................      6,375            0            10,560
     Realized gain (loss)....................        471           13            (3,183)
     Unrealized gain (loss)..................     (4,077)          54           (59,391)
                                                 -------          ---          --------
       Net gain (loss) on investments........      2,769           67           (52,014)
                                                 -------          ---          --------
          Net increase (decrease) in contract
            owners' equity from operations...    $ 2,291          $69          $(53,597)
                                                 =======          ===          ========

---------------
(a) Period from November 1, 1999, date of commencement of operations.

(b) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 2000 and 1999

                                                  MORGAN
                                                 STANLEY                            GOLDMAN SACHS
                                               ------------   ---------------------------------------------------------
                                                 US REAL       VIT GROWTH      VIT CORE             VIT CAPITAL
                                                  ESTATE        & INCOME      US EQUITY               GROWTH
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
                                               ------------   ------------   ------------   ---------------------------
                                                 2000(a)        2000(a)        2000(a)          2000         1999(a)
                                               ------------   ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $ 51          $  37         $    79        $    20           $0
  Risk & administrative expense (note 4).....       (21)           (97)            (80)          (114)           0
                                                   ----          -----         -------        -------           --
       Net investment activity...............        30            (60)             (1)           (94)           0
                                                   ----          -----         -------        -------           --
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................        15              0              70          1,060            1
     Realized gain (loss)....................         9            189             195            180            0
     Unrealized gain (loss)..................       232           (162)         (1,323)        (2,589)           1
                                                   ----          -----         -------        -------           --
       Net gain (loss) on investments........       256             27          (1,058)        (1,349)           2
                                                   ----          -----         -------        -------           --
          Net increase (decrease) in contract
            owners' equity from operations...      $286          $ (33)        $(1,059)       $(1,443)          $2
                                                   ====          =====         =======        =======           ==


                                                           LAZARD RETIREMENT
                                               ------------------------------------------
                                                 EMERGING                SMALL
                                                  MARKET                  CAP
                                                SUBACCOUNT            SUBACCOUNT
                                               ------------   ---------------------------
                                                 2000(a)          2000         1999(a)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................     $   7           $ 19           $ 0
  Risk & administrative expense (note 4).....       (24)           (68)            0
                                                  -----           ----           ---
       Net investment activity...............       (17)           (49)            0
                                                  -----           ----           ---
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................       142             72             2
     Realized gain (loss)....................         1             50            (5)
     Unrealized gain (loss)..................      (871)           536             0
                                                  -----           ----           ---
       Net gain (loss) on investments........      (728)           658            (3)
                                                  -----           ----           ---
          Net increase (decrease) in contract
            owners' equity from operations...     $(745)          $608           $(3)
                                                  =====           ====           ===

                                                       FIDELITY VIP SERVICE CL 2
                                               ------------------------------------------
                                                 MID-CAP       CONTRAFUND       GROWTH
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ------------   ------------   ------------
                                                 2000(c)        2000(c)        2000(c)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $ 30          $   0         $     0
  Risk & administrative expense (note 4)            (33)           (13)             (4)
                                                   ----          -----         -------
       Net investment activity...............        (3)           (13)             (4)
                                                   ----          -----         -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0              0               0
     Realized gain (loss)....................        (8)            (1)             60
     Unrealized gain (loss)..................       431           (209)           (194)
                                                   ----          -----         -------
       Net gain (loss) on investments........       423           (210)           (134)
                                                   ----          -----         -------
          Net increase (decrease) in contract
            owners' equity from operations...      $420          $(223)        $  (138)
                                                   ====          =====         =======

---------------
(a) Period from November 1, 1999, date of commencement of operations.

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                 EQUITY                      MONEY MARKET                     BOND
                                               SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                        -------------------------      -------------------------      ---------------------
                                           2000           1999            2000           1999           2000         1999
                                        ----------     ----------      ----------     ----------      --------     --------
Increase (decrease) in contract
  owners' equity from operations:
     Net investment activity..........  $   89,802     $  (22,372)     $   45,956     $   30,998      $ 30,587     $ 20,364
     Reinvested capital gains.........       8,043        977,651               0              0             0            0
     Realized gain (loss).............    (146,154)        36,789            (815)         2,917        (4,094)        (364)
     Unrealized gain (loss)...........    (143,981)      (608,097)              0              0        (2,533)     (21,686)
                                        ----------     ----------      ----------     ----------      --------     --------
          Net increase (decrease) in
            contract owners' equity
            from operations...........    (192,290)       383,971          45,141         33,915        23,960       (1,686)
                                        ----------     ----------      ----------     ----------      --------     --------
Equity transactions:
  Sales:
     Contract purchase payments.......     495,683        707,208         409,239        893,404        89,723      342,351
     Transfers from fixed & other
       subaccounts....................      86,773         86,990         543,713        471,010        60,222          339
                                        ----------     ----------      ----------     ----------      --------     --------
                                           582,456        794,198         952,952      1,364,414       149,945      342,690
                                        ----------     ----------      ----------     ----------      --------     --------
  Redemptions:
     Withdrawals, surrenders contract
       charges........................     475,299        359,764         642,699        707,800        72,202       18,429
     Transfers to fixed & other
       subaccounts....................     284,312        149,206         505,491        386,958        38,719        8,984
                                        ----------     ----------      ----------     ----------      --------     --------
                                           759,611        508,970       1,148,190      1,094,758       110,921       27,413
                                        ----------     ----------      ----------     ----------      --------     --------
          Net equity transactions.....    (177,155)       285,228        (195,238)       269,656        39,024      315,277
                                        ----------     ----------      ----------     ----------      --------     --------
            Net change in contract
               owners' equity.........    (369,445)       669,199        (150,097)       303,571        62,984      313,591
Contract owners' equity:
  Beginning of period.................   2,533,520      1,864,321         867,255        563,684       531,045      217,454
  End of period.......................  $2,164,075     $2,533,520      $  717,158     $  867,255      $594,029     $531,045
                                        ==========     ==========      ==========     ==========      ========     ========

                                                  OMNI
                                               SUBACCOUNT
                                        -------------------------
                                           2000           1999
                                        ----------     ----------
Increase (decrease) in contract
  owners' equity from operations:
     Net investment activity..........  $   (4,132)    $   19,551
     Reinvested capital gains.........     321,231         86,343
     Realized gain (loss).............      54,776         33,132
     Unrealized gain (loss)...........    (696,675)        91,630
                                        ----------     ----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........    (324,800)       230,656
                                        ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.......     469,938        645,978
     Transfers from fixed & other
       subaccounts....................      70,714         52,394
                                        ----------     ----------
                                           540,652        698,372
                                        ----------     ----------
  Redemptions:
     Withdrawals, surrenders contract
       charges........................     367,467        250,557
     Transfers to fixed & other
       subaccounts....................     675,274        495,581
                                        ----------     ----------
                                         1,042,741        746,138
                                        ----------     ----------
          Net equity transactions.....    (502,089)       (47,766)
                                        ----------     ----------
            Net change in contract
               owners' equity.........    (826,889)       182,890
Contract owners' equity:
  Beginning of period.................   2,538,131      2,355,241
  End of period.......................  $1,711,242     $2,538,131
                                        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                              INTERNATIONAL              CAPITAL APPRECIATION                SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                        --------------------------      -----------------------      --------------------------
                                           2000            1999            2000         1999            2000            1999
                                        -----------     ----------      ----------   ----------      -----------     ----------
Increase (decrease) in contract
  owners' equity from operations:
     Net investment activity..........  $   335,808     $  (19,099)     $  139,631   $   20,799      $   232,308     $  (30,818)
     Reinvested capital gains.........      138,881              0           1,246      117,018          487,048        988,856
     Realized gain (loss).............       68,767        (24,274)        (22,312)       7,481          257,479        150,493
     Unrealized gain (loss)...........   (1,035,775)       866,587         177,533      (82,602)      (1,457,465)       797,404
                                        -----------     ----------      ----------   ----------      -----------     ----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........     (492,319)       823,214         296,098       62,696         (480,630)     1,905,935
                                        -----------     ----------      ----------   ----------      -----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.......      273,016        331,772         227,451      272,049          564,597        590,920
     Transfers from fixed & other
       subaccounts....................      113,915         21,830          67,161       30,437          607,693        327,660
                                        -----------     ----------      ----------   ----------      -----------     ----------
                                            386,931        353,602         294,612      302,486        1,172,290        918,580
                                        -----------     ----------      ----------   ----------      -----------     ----------
  Redemptions:
     Withdrawals, surrenders &
       contract charges...............      199,523        201,081         194,210      129,261          562,032        315,635
     Transfers to fixed & other
       subaccounts....................       94,239        318,435         357,196      102,093          522,303        221,903
                                        -----------     ----------      ----------   ----------      -----------     ----------
                                            293,762        519,516         551,406      231,354        1,084,335        537,538
                                        -----------     ----------      ----------   ----------      -----------     ----------
          Net equity transactions.....       93,169       (165,914)       (256,794)      71,132           87,955        381,042
                                        -----------     ----------      ----------   ----------      -----------     ----------
            Net change in contract
               owners' equity.........     (399,150)       657,300          39,304      133,828         (392,675)     2,286,977
Contract owners' equity:
  Beginning of period.................    2,102,497      1,445,197       1,281,955    1,148,127        3,893,167      1,606,190
  End of period.......................  $ 1,703,347     $2,102,497      $1,321,259   $1,281,955      $ 3,500,492     $3,893,167
                                        ===========     ==========      ==========   ==========      ===========     ==========

                                        INTERNATIONAL SMALL CO
                                              SUBACCOUNT
                                        ----------------------
                                          2000          1999
                                        ---------     --------
Increase (decrease) in contract
  owners' equity from operations:
     Net investment activity..........  $  (5,854)    $ (3,077)
     Reinvested capital gains.........     21,365       37,428
     Realized gain (loss).............      5,987        4,989
     Unrealized gain (loss)...........   (203,966)     155,538
                                        ---------     --------
          Net increase (decrease) in
            contract owners' equity
            from operations...........   (182,468)     194,878
                                        ---------     --------
Equity transactions:
  Sales:
     Contract purchase payments.......     77,621       57,806
     Transfers from fixed & other
       subaccounts....................    167,867       23,569
                                        ---------     --------
                                          245,488       81,375
                                        ---------     --------
  Redemptions:
     Withdrawals, surrenders &
       contract charges...............     60,737       28,859
     Transfers to fixed & other
       subaccounts....................     43,667       23,997
                                        ---------     --------
                                          104,404       52,856
                                        ---------     --------
          Net equity transactions.....    141,084       28,519
                                        ---------     --------
            Net change in contract
               owners' equity.........    (41,384)     223,397
Contract owners' equity:
  Beginning of period.................    396,487      173,090
  End of period.......................  $ 355,103     $396,487
                                        =========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                             AGGRESSIVE GROWTH             CORE GROWTH                GROWTH & INCOME
                                                 SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                           ----------------------      --------------------      -------------------------
                                             2000          1999          2000        1999           2000           1999
                                           ---------     --------      ---------   --------      ----------     ----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity.............  $  (7,154)    $ (6,620)     $  62,907   $ (4,138)     $  232,433     $  (18,083)
     Reinvested capital gains............          0            0         35,780    117,600          73,957        372,452
     Realized gain (loss)................      4,004      (11,903)        43,347     22,257          84,382         55,422
     Unrealized gain (loss)..............   (163,612)      42,118       (312,592)   130,565        (645,396)       485,984
                                           ---------     --------      ---------   --------      ----------     ----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................   (166,762)      23,595       (170,558)   266,284        (254,624)       895,775
                                           ---------     --------      ---------   --------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments..........    206,264      179,263        131,677     80,398         565,240        708,912
     Transfers from fixed & other
       subaccounts.......................     34,852       17,764        334,442     92,218         143,270        429,854
                                           ---------     --------      ---------   --------      ----------     ----------
                                             241,116      197,027        466,119    172,616         708,510      1,138,766
                                           ---------     --------      ---------   --------      ----------     ----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges...........................    132,076       47,185        103,602     46,933         442,519        309,214
     Transfers to fixed & other
       subaccounts.......................     63,056      173,062        113,601     71,405         128,277        150,650
                                           ---------     --------      ---------   --------      ----------     ----------
                                             195,132      220,247        217,203    118,338         570,796        459,864
                                           ---------     --------      ---------   --------      ----------     ----------
          Net equity transactions........     45,984      (23,220)       248,916     54,278         137,714        678,902
                                           ---------     --------      ---------   --------      ----------     ----------
            Net change in contract
               owners' equity............   (120,778)         375         78,358    320,562        (116,910)     1,574,677
Contract owners' equity:
  Beginning of period....................    566,190      565,815        564,687    244,125       2,597,968      1,023,291
  End of period..........................  $ 445,412     $566,190      $ 643,045   $564,687      $2,481,058     $2,597,968
                                           =========     ========      =========   ========      ==========     ==========

                                                 S&P 500 INDEX
                                                  SUBACCOUNT
                                           -------------------------
                                              2000           1999
                                           ----------     ----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity.............  $   65,247     $   32,905
     Reinvested capital gains............      29,235        268,697
     Realized gain (loss)................      45,195         77,990
     Unrealized gain (loss)..............    (561,979)       262,801
                                           ----------     ----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................    (422,302)       642,393
                                           ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments..........     956,051      1,238,293
     Transfers from fixed & other
       subaccounts.......................     258,874        759,014
                                           ----------     ----------
                                            1,214,925      1,997,307
                                           ----------     ----------
  Redemptions:
     Withdrawals, surrenders & contract
       charges...........................     459,484        536,251
     Transfers to fixed & other
       subaccounts.......................     505,051        315,292
                                           ----------     ----------
                                              964,535        851,543
                                           ----------     ----------
          Net equity transactions........     250,390      1,145,764
                                           ----------     ----------
            Net change in contract
               owners' equity............    (171,912)     1,788,157
Contract owners' equity:
  Beginning of period....................   3,659,644      1,871,487
  End of period..........................  $3,487,732     $3,659,644
                                           ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                 BLUE         EQUITY      HIGH INCOME     CAPITAL        NASDAQ
                                        SOCIAL AWARENESS         CHIP         INCOME         BOND          GROWTH         100
                                           SUBACCOUNT         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                      --------------------    ----------    ----------    -----------    ----------    ----------
                                        2000        1999       2000(a)       2000(a)        2000(a)       2000(a)       2000(a)
                                      --------    --------    ----------    ----------    -----------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
     Net investment activity........  $ (2,792)   $ (1,794)     $   (7)      $    10        $   479       $ (1,276)      $  (2)
     Reinvested capital gains.......         0           0           1             0              0             53           0
     Realized gain (loss)...........     3,360     (14,817)         31           131             (9)          (478)        (10)
     Unrealized gain (loss).........   (28,837)     45,891         100          (210)        (1,111)       (60,356)       (193)
                                      --------    --------      ------       -------        -------       --------       -----
          Net increase (decrease) in
            contract owners' equity
            from operations.........   (28,269)     29,280         125           (69)          (641)       (62,057)       (205)
                                      --------    --------      ------       -------        -------       --------       -----
Equity transactions:
  Sales:
     Contract purchase payments.....    44,627      67,415       2,723         2,025         11,468         35,656         994
     Transfers from fixed & other
       subaccounts..................     7,810       9,600       1,190         8,231              0        175,884           0
                                      --------    --------      ------       -------        -------       --------       -----
                                        52,437      77,015       3,913        10,256         11,468        211,540         994
                                      --------    --------      ------       -------        -------       --------       -----
  Redemptions:
     Withdrawals, surrenders &
       contract charges.............    27,365      53,152         163         5,691              0          1,432           0
     Transfers to fixed & other
       subaccounts..................    31,953      34,486       1,175             0              0         22,494           0
                                      --------    --------      ------       -------        -------       --------       -----
                                        59,318      87,638       1,338         5,691              0         23,926           0
                                      --------    --------      ------       -------        -------       --------       -----
          Net equity transactions...    (6,881)    (10,623)      2,575         4,565         11,468        187,614         994
                                      --------    --------      ------       -------        -------       --------       -----
            Net change in contract
               owners' equity.......   (35,150)     18,657       2,700         4,496         10,827        125,557         789
Contract owners' equity:
  Beginning of period...............   213,892     195,235           0             0              0              0           0
  End of period.....................  $178,742    $213,892      $2,700       $ 4,496        $10,827       $125,557       $ 789
                                      ========    ========      ======       =======        =======       ========       =====

---------------

(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                                 DOW TARGET 10
                                                --------------------------------------------------------------------------------
                                                 FEBRUARY       MARCH         APRIL          MAY           JUNE          JULY
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 2000(b)       2000(b)       2000(b)       2000(b)       2000(b)       2000(b)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
     Net investment activity..................     $ 0          $   10         $  1          $  2          $  2          $  1
     Reinvested capital gains.................       0               0            0             0             0             0
     Realized gain (loss).....................       0               3           (4)           (1)           (3)            1
     Unrealized gain..........................       2             198           13            15            23            45
                                                   ---          ------         ----          ----          ----          ----
          Net increase in contract owners'
            equity from operations............       2             211           10            16            22            47
                                                   ---          ------         ----          ----          ----          ----
Equity transactions:
  Sales:
     Contract purchase payments...............      10             999           95           106           248           327
     Transfers from fixed & other
       subaccounts............................       0               0            0             0             0             0
                                                   ---          ------         ----          ----          ----          ----
                                                    10             999           95           106           248           327
                                                   ---          ------         ----          ----          ----          ----
  Redemptions:
     Withdrawals, surrenders & contract
       charges................................       0               0            0             0             0             0
     Transfers to fixed & other subaccounts...       0               0            0             0             0             0
                                                   ---          ------         ----          ----          ----          ----
                                                     0               0            0             0             0             0
                                                   ---          ------         ----          ----          ----          ----
          Net equity transactions.............      10             999           95           106           248           327
                                                   ---          ------         ----          ----          ----          ----
            Net change in contract owners'
               equity.........................      12           1,210          105           122           270           374
Contract owners' equity:
  Beginning of period.........................       0               0            0             0             0             0
  End of period...............................     $12          $1,210         $105          $122          $270          $374
                                                   ===          ======         ====          ====          ====          ====

                                                     DOW TARGET 10
                                                ------------------------
                                                  AUGUST      SEPTEMBER
                                                SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------
                                                 2000(b)       2000(b)
                                                ----------    ----------
Increase in contract owners' equity from
  operations:
     Net investment activity..................     $  0          $  1
     Reinvested capital gains.................        0             0
     Realized gain (loss).....................        2             0
     Unrealized gain..........................       11            25
                                                   ----          ----
          Net increase in contract owners'
            equity from operations............       13            26
                                                   ----          ----
Equity transactions:
  Sales:
     Contract purchase payments...............      354           356
     Transfers from fixed & other
       subaccounts............................        0             0
                                                   ----          ----
                                                    354           356
                                                   ----          ----
  Redemptions:
     Withdrawals, surrenders & contract
       charges................................        0             0
     Transfers to fixed & other subaccounts...        0             0
                                                   ----          ----
                                                      0             0
                                                   ----          ----
          Net equity transactions.............      354           356
                                                   ----          ----
            Net change in contract owners'
               equity.........................      367           382
Contract owners' equity:
  Beginning of period.........................        0             0
  End of period...............................     $367          $382
                                                   ====          ====

---------------
(b) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                            DOW TARGET 10                              DOW TARGET 5
                                                --------------------------------------    --------------------------------------
                                                 OCTOBER       NOVEMBER      DECEMBER      JANUARY       FEBRUARY       MARCH
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 2000(b)       2000(b)       2000(b)       2000(b)       2000(b)       2000(b)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
     Net investment activity..................     $  0          $  1          $  1         $   60         $ 1           $ 2
     Reinvested capital gains.................        0             0             0              0           0             0
     Realized gain (loss).....................        0             0             0           (229)         (2)            1
     Unrealized gain..........................       63            27             6            802          11            17
                                                   ----          ----          ----         ------         ---           ---
          Net increase in contract owners'
            equity from operations............       63            28             7            633          10            20
                                                   ----          ----          ----         ------         ---           ---
Equity transactions:
  Sales:
     Contract purchase payments...............      357           343           324              0          33            63
     Transfers from fixed & other
       subaccounts............................        0             0             0          2,818           0             0
                                                   ----          ----          ----         ------         ---           ---
                                                    357           343           324          2,818          33            63
                                                   ----          ----          ----         ------         ---           ---
  Redemptions:
     Withdrawals, surrenders & contract
       charges................................        0             0             0              0           0             0
     Transfers to fixed & other subaccounts...        0             0             0              0           0             0
                                                   ----          ----          ----         ------         ---           ---
                                                      0             0             0              0           0             0
                                                   ----          ----          ----         ------         ---           ---
          Net equity transactions.............      357           343           324          2,818          33            63
                                                   ----          ----          ----         ------         ---           ---
            Net change in contract owners'
               equity.........................      420           371           331          3,451          43            83
Contract owners' equity:
  Beginning of period.........................        0             0             0              0           0             0
  End of period...............................     $420          $371          $331         $3,451         $43           $83
                                                   ====          ====          ====         ======         ===           ===

                                                      DOW TARGET 5
                                                ------------------------
                                                  APRIL          MAY
                                                SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------
                                                 2000(b)       2000(b)
                                                ----------    ----------
Increase in contract owners' equity from
  operations:
     Net investment activity..................     $  2          $  2
     Reinvested capital gains.................        0             0
     Realized gain (loss).....................       (1)           (1)
     Unrealized gain..........................       18            21
                                                   ----          ----
          Net increase in contract owners'
            equity from operations............       19            22
                                                   ----          ----
Equity transactions:
  Sales:
     Contract purchase payments...............       83            92
     Transfers from fixed & other
       subaccounts............................        0             0
                                                   ----          ----
                                                     83            92
                                                   ----          ----
  Redemptions:
     Withdrawals, surrenders & contract
       charges................................        0             0
     Transfers to fixed & other subaccounts...        0             0
                                                   ----          ----
                                                      0             0
                                                   ----          ----
          Net equity transactions.............       83            92
                                                   ----          ----
            Net change in contract owners'
               equity.........................      102           114
Contract owners' equity:
  Beginning of period.........................        0             0
  End of period...............................     $102          $114
                                                   ====          ====

---------------
(b) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                            DOW TARGET 5
                                   ----------------------------------------------------------------------------------------------
                                      JUNE          JULY         AUGUST      SEPTEMBER      OCTOBER       NOVEMBER      DECEMBER
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
                                    2000(b)       2000(b)       2000(b)       2000(b)       2000(b)       2000(b)       2000(b)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
Increase in contract owners'
  equity from operations:
     Net investment activity.....     $  1          $  1          $  1          $  1          $ 0           $ 0           $ 0
     Reinvested capital gains....        0             0             0             0            0             0             1
     Realized gain (loss)........        0             0             0             0           (1)            0             0
     Unrealized gain.............       14            14            10            15           16             5             0
                                      ----          ----          ----          ----          ---           ---           ---
          Net increase in
            contract owners'
            equity from
            operations...........       15            15            11            16           15             5             1
                                      ----          ----          ----          ----          ---           ---           ---
Equity transactions:
  Sales:
     Contract purchase
       payments..................       90            94            89           107           76            61            54
     Transfers from fixed & other
       subaccounts...............        0             0             0             0            0             0             0
                                      ----          ----          ----          ----          ---           ---           ---
                                        90            94            89           107           76            61            54
                                      ----          ----          ----          ----          ---           ---           ---
  Redemptions:
     Withdrawals, surrenders &
       contract charges..........        0             0             0             0            0             0             0
     Transfers to fixed & other
       subaccounts...............        0             0             0             0            0             0             0
                                      ----          ----          ----          ----          ---           ---           ---
                                         0             0             0             0            0             0             0
                                      ----          ----          ----          ----          ---           ---           ---
          Net equity
            transactions.........       90            94            89           107           76            61            54
                                      ----          ----          ----          ----          ---           ---           ---
            Net change in
               contract owners'
               equity............      105           109           100           123           91            66            55
Contract owners' equity:
  Beginning of period............        0             0             0             0            0             0             0
  End of period..................     $105          $109          $100          $123          $91           $66           $55
                                      ====          ====          ====          ====          ===           ===           ===

---------------
(b) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                                              JANUS ADVISER SERIES
                                                --------------------------------------------------------------------------------
                                                         GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   2000        1999(a)         2000        1999(a)         2000        1999(a)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
     Net investment activity..................   $  1,980       $   (1)     $   4,960        $  0        $ 12,703      $   169
     Reinvested capital gains.................     11,203            0         30,041           0          17,544            0
     Realized gain (loss).....................      1,086            0         (1,503)          0           1,766          394
     Unrealized gain (loss)...................    (59,585)          60       (166,150)         46         (45,551)         549
                                                 --------       ------      ---------        ----        --------      -------
          Net increase (decrease) in contract
            owners' equity from operations....    (45,316)          59       (132,652)         46         (13,538)       1,112
                                                 --------       ------      ---------        ----        --------      -------
Equity transactions:
  Sales:
     Contract purchase payments...............    146,167           76        165,064          20         134,135           26
     Transfers from fixed & other
       subaccounts............................    213,668          872        526,334         451         337,216       25,727
                                                 --------       ------      ---------        ----        --------      -------
                                                  359,835          948        691,398         471         471,351       25,753
                                                 --------       ------      ---------        ----        --------      -------
  Redemptions:
     Withdrawals, & contract charges..........     12,206            0         11,281           0          16,322            0
     Transfers to fixed & other subaccounts...     34,361            0         29,606           0          79,936           84
                                                 --------       ------      ---------        ----        --------      -------
                                                   46,567            0         40,887           0          96,258           84
                                                 --------       ------      ---------        ----        --------      -------
          Net equity transactions.............    313,268          948        650,511         471         375,093       25,669
                                                 --------       ------      ---------        ----        --------      -------
            Net change in contract owners'
               equity.........................    267,952        1,007        517,859         517         361,555       26,781
Contract owners' equity:
  Beginning of period.........................      1,007            0            517           0          26,781            0
  End of period...............................   $268,959       $1,007      $ 518,376        $517        $388,336      $26,781
                                                 ========       ======      =========        ====        ========      =======

                                                 STRONG VARIABLE FUNDS
                                                ------------------------
                                                   MID CAP GROWTH II
                                                       SUBACCOUNT
                                                ------------------------
                                                   2000        1999(a)
                                                ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
     Net investment activity..................   $ (1,583)       $ 0
     Reinvested capital gains.................     10,560          0
     Realized gain (loss).....................     (3,183)         0
     Unrealized gain (loss)...................    (59,391)         0
                                                 --------        ---
          Net increase (decrease) in contract
            owners' equity from operations....    (53,597)         0
                                                 --------        ---
Equity transactions:
  Sales:
     Contract purchase payments...............     48,574         40
     Transfers from fixed & other
       subaccounts............................    172,710          0
                                                 --------        ---
                                                  221,284         40
                                                 --------        ---
  Redemptions:
     Withdrawals, & contract charges..........      7,337          0
     Transfers to fixed & other subaccounts...     23,853          0
                                                 --------        ---
                                                   31,190          0
                                                 --------        ---
          Net equity transactions.............    190,094         40
                                                 --------        ---
            Net change in contract owners'
               equity.........................    136,497         40
Contract owners' equity:
  Beginning of period.........................         40          0
  End of period...............................   $136,537        $40
                                                 ========        ===

---------------
(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                             MORGAN
                              STRONG VARIABLE FUNDS         STANLEY                            GOLDMAN SACHS
                            --------------------------     ----------     -------------------------------------------------------
                            OPPORTUNITY      SCHAFER        US REAL       VIT GROWTH      VIT CORE             VIT CAPITAL
                                II            VALUE          ESTATE        & INCOME      US EQUITY               GROWTH
                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
                            -----------     ----------     ----------     ----------     ----------     -------------------------
                              2000(a)        2000(a)        2000(a)        2000(a)        2000(a)          2000         1999(a)
                            -----------     ----------     ----------     ----------     ----------     ----------     ----------
Increase (decrease) in
  contract owners' equity
  from operations:
     Net investment
       activity...........    $  (478)        $    2         $   30        $   (60)       $    (1)       $   (94)         $ 0
     Reinvested capital
       gains..............      6,375              0             15              0             70          1,060            1
     Realized gain........        471             13              9            189            195            180            0
     Unrealized gain
       (loss).............     (4,077)            54            232           (162)        (1,323)        (2,589)           1
                              -------         ------         ------        -------        -------        -------          ---
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....      2,291             69            286            (33)        (1,059)        (1,443)           2
                              -------         ------         ------        -------        -------        -------          ---
Equity transactions:
  Sales:
     Contract purchase
       payments...........     11,053            846          1,801         13,072          8,933         15,144           38
     Transfers from fixed
       & other
       subaccounts........     87,758          1,078          1,001          1,743          4,897          5,870            0
                              -------         ------         ------        -------        -------        -------          ---
                               98,811          1,924          2,802         14,815         13,830         21,014           38
                              -------         ------         ------        -------        -------        -------          ---
  Redemptions:
     Withdrawals,
       surrenders &
       contract charges...      5,374              0             68          4,568             41            504            0
     Transfers to fixed &
       other
       subaccounts........     42,176              0              0              0              0              0            0
                              -------         ------         ------        -------        -------        -------          ---
                               47,550              0             68          4,568             41            504            0
                              -------         ------         ------        -------        -------        -------          ---
          Net equity
           transactions...     51,261          1,924          2,734         10,247         13,789         20,510           38
                              -------         ------         ------        -------        -------        -------          ---
            Net change in
               contract
               owners'
               equity.....     53,552          1,993          3,020         10,214         12,730         19,067           40
Contract owners' equity:
  Beginning of period.....          0              0              0              0              0             40            0
  End of period...........    $53,552         $1,993         $3,020        $10,214        $12,730        $19,107          $40
                              =======         ======         ======        =======        =======        =======          ===

---------------
(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 2000 and 1999

                                                   LAZARD RETIREMENT
                                       ------------------------------------------             FIDELITY VIP SERVICE CLASS 2
                                        EMERGING                                       ------------------------------------------
                                         MARKET                                         MID CAP        CONTRAFUND        GROWTH
                                       SUBACCOUNT         SMALL CAP SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                       ----------      --------------------------      ----------      ----------      ----------
                                        2000(a)           2000          1999(a)         2000(c)         2000(c)         2000(c)
                                       ----------      ----------      ----------      ----------      ----------      ----------
Increase (decrease) in contract
  owners' equity from operations:
     Net investment activity.........    $  (17)         $  (49)          $  0          $    (3)         $  (13)         $   (4)
     Reinvested capital gains........       142              72              2                0               0               0
     Realized gain (loss)............         1              49             (5)              (8)             (1)             60
     Unrealized gain (loss)..........      (871)            536              0              431            (209)           (194)
                                         ------          ------           ----          -------          ------          ------
          Net increase (decrease) in
            contract owners' equity
            from operations..........      (745)            608             (3)             420            (223)           (138)
                                         ------          ------           ----          -------          ------          ------
Equity transactions:
  Sales:
     Contract purchase payments......     4,848           6,087              9            1,475             577           7,015
     Transfers from fixed & other
       subaccounts...................         0           8,634            227            9,392           2,570               0
                                         ------          ------           ----          -------          ------          ------
                                          4,848          14,721            236           10,867           3,147           7,015
                                         ------          ------           ----          -------          ------          ------
  Redemptions:
     Withdrawals, surrenders &
       contract charges..............        10           6,106              0                0               0               0
     Transfers to fixed & other
       subaccounts...................         0             337            203            1,132               0               0
                                         ------          ------           ----          -------          ------          ------
                                             10           6,443            203            1,132               0               0
                                         ------          ------           ----          -------          ------          ------
          Net equity transactions....     4,838           8,278             33            9,735           3,147           7,015
                                         ------          ------           ----          -------          ------          ------
            Net change in contract
               owners' equity........     4,093           8,886             30           10,155           2,924           6,877
Contract owners' equity:
  Beginning of period................         0              30              0                0               0               0
  End of period......................    $4,093          $8,916           $ 30          $10,155          $2,924          $6,877
                                         ======          ======           ====          =======          ======          ======

---------------
(a) Period from November 1, 1999, date of commencement of operations.
(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Funds, Janus Adviser Series, Strong Variable Insurance Funds, Morgan Stanley Universal Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Funds and Fidelity Variable Insurance Products Funds (collectively the Funds). The Funds are diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Investments are valued at the net asset value of fund shares held at December 31, 2000. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Fund, in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)INVESTMENTS

   At December 31, 2000 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                                    MONEY
                                                    EQUITY          MARKET           BOND            OMNI       INTERNATIONAL
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $2,823,492       $717,158        $619,984       $2,229,461     $2,050,286
    Number of Shares...........................       92,975         71,716          60,399         110,803         143,864

                                                    CAPITAL
                                                 APPRECIATION     SMALL CAP
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $1,228,120      $3,925,497
    Number of Shares...........................       94,067         158,086

                                                 INTERNATIONAL
                                                     SMALL        AGGRESSIVE         CORE          GROWTH &        S&P 500
                                                    COMPANY         GROWTH          GROWTH          INCOME          INDEX
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $  415,408       $557,997        $806,807       $2,620,086     $3,636,167
    Number of Shares...........................       26,716         51,992          54,056         166,057         248,361


                                                    SOCIAL
                                                   AWARENESS      BLUE CHIP
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $  205,959      $    2,600
    Number of Shares...........................       19,883             253

                                                                                                                     DOW
                                                    EQUITY           HIGH          CAPITAL          NASDAQ        TARGET 10
                                                    INCOME          INCOME          GROWTH           100          FEBRUARY
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $    4,706       $ 11,938        $185,912       $     982      $       10
    Number of Shares...........................          420          1,351           6,061             130               1

                                                      DOW            DOW
                                                   TARGET 10      TARGET 10
                                                     MARCH          APRIL
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $    1,012      $       92
    Number of Shares...........................          119              10

                                                      DOW            DOW             DOW             DOW             DOW
                                                   TARGET 10      TARGET 10       TARGET 10       TARGET 10       TARGET 10
                                                      MAY            JUNE            JULY           AUGUST        SEPTEMBER
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $      107       $    247        $    329       $     356      $      357
    Number of Shares...........................           13             30              41              41              43

                                                      DOW            DOW
                                                   TARGET 10      TARGET 10
                                                    OCTOBER        NOVEMBER
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $      357      $      344
    Number of Shares...........................           43              40

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                      DOW            DOW             DOW             DOW             DOW
                                                   TARGET 10       TARGET 5        TARGET 5        TARGET 5       TARGET 5
                                                   DECEMBER        JANUARY         FEBRUARY         MARCH           APRIL
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $      324       $  2,650        $     32       $      66      $       84
    Number of Shares...........................           34            314               4               6               8

                                                      DOW            DOW
                                                   TARGET 5        TARGET 5
                                                      MAY            JUNE
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $       93      $       90
    Number of Shares...........................            9               9

                                                      DOW            DOW             DOW             DOW             DOW
                                                   TARGET 5        TARGET 5        TARGET 5        TARGET 5       TARGET 5
                                                     JULY           AUGUST        SEPTEMBER        OCTOBER        NOVEMBER
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $       94       $     89        $    108       $      76      $       61
    Number of Shares...........................            9              9              14              10               8

                                                                    JANUS
                                                      DOW          ADVISER
                                                   TARGET 5         SERIES
                                                   DECEMBER         GROWTH
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $       55      $  328,483
    Number of Shares...........................            5           9,980

                                                     JANUS                                          STRONG         STRONG
                                                    ADVISER         JANUS           STRONG         VARIABLE       VARIABLE
                                                    SERIES         ADVISER         VARIABLE          FUND           FUND
                                                   WORLDWIDE        SERIES           FUND          SCHAFER         MID-CAP
                                                    GROWTH         BALANCED     OPPORTUNITY II     VALUE II       GROWTH II
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $  684,480       $433,338        $ 57,629       $   1,939      $  195,928
    Number of Shares...........................       13,935         15,792           2,237             204           5,771

                                                    MORGAN
                                                    STANLEY        GOLDMAN
                                                      US            SACHS
                                                     REAL            VIT
                                                    ESTATE          GROWTH
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $    2,788      $   10,376
    Number of Shares...........................          262             988

                                                                   GOLDMAN                                        FIDELITY
                                                    GOLDMAN         SACHS           LAZARD                           VIP
                                                     SACHS           VIT          RETIREMENT        LAZARD         SERVICE
                                                   VIT CORE        CAPITAL         EMERGING       RETIREMENT        CL 2
                                                   US EQUITY        GROWTH          MARKET        SMALL CAP      MID-CAP III
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------    ----------    --------------    ----------    -------------
    Aggregate Cost.............................   $   14,053       $ 21,695        $  4,963       $   8,380      $    9,724
    Number of Shares...........................        1,020          1,580             539             759             503

                                                   FIDELITY        FIDELITY
                                                      VIP            VIP
                                                    SERVICE        SERVICE
                                                     CL 2            CL 2
                                                 CONTRAFUND II      GROWTH
                                                  SUBACCOUNT      SUBACCOUNT
                                                 -------------    ----------
    Aggregate Cost.............................   $    3,133      $    7,070
    Number of Shares...........................          124             158

(3)CONTRACTS IN ACCUMULATION PERIOD

   At December 31, 2000 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
   EQUITY SUBACCOUNT........................................     114,667.1979          18.872661      $2,164,075
   MONEY MARKET SUBACCOUNT..................................      56,827.8811          12.619825      $  717,158
   BOND SUBACCOUNT..........................................      44,642.1647          13.306447      $  594,029
   OMNI SUBACCOUNT..........................................     115,174.7226          14.857791      $1,711,242
   INTERNATIONAL SUBACCOUNT.................................     102,308.4000          16.649143      $1,703,347
   CAPITAL APPRECIATION SUBACCOUNT..........................      61,277.0812          21.562036      $1,321,259
   SMALL CAP SUBACCOUNT.....................................     112,050.7103          31.240246      $3,500,492
   INTERNATIONAL SMALL CO. SUBACCOUNT.......................      18,695.8391          18.993697      $  355,103
   AGGRESSIVE GROWTH SUBACCOUNT.............................      40,338.2077          11.041934      $  445,412
   CORE GROWTH SUBACCOUNT...................................      37,758.1779          17.030607      $  643,045
   GROWTH & INCOME SUBACCOUNT...............................     120,285.1955          20,626461      $2,481,058
   S&P 500 INDEX SUBACCOUNT.................................     189,273.1634          18.426977      $3,487,732
   SOCIAL AWARENESS SUBACCOUNT..............................      18,846.9237           9.483906      $  178,742
   BLUE CHIP SUBACCOUNT.....................................         261.5051          10.326548      $    2,700
   EQUITY INCOME SUBACCOUNT.................................         477.3064           9.419220      $    4,496
   HIGH INCOME BOND SUBACCOUNT..............................       1,148.8724           9.424124      $   10,827
   CAPITAL GROWTH SUBACCOUNT................................      12,119.4941          10.359883      $  125,557
   NASDAQ 100 SUBACCOUNT....................................         130.6906           6.034927      $      789
   DOW TARGET 10 FEBRUARY SUBACCOUNT........................           1.0830          11.187746      $       12
   DOW TARGET 10 MARCH SUBACCOUNT...........................          98.9013          12.234770      $    1,210

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
   DOW TARGET 10 APRIL SUBACCOUNT...........................           9.5563          11.002247      $      105
   DOW TARGET 10 MAY SUBACCOUNT.............................          10.6026          11.517087      $      122
   DOW TARGET 10 JUNE SUBACCOUNT............................          25.1699          10.733519      $      270
   DOW TARGET 10 JULY SUBACCOUNT............................          32.1763          11.624799      $      374
   DOW TARGET 10 AUGUST SUBACCOUNT..........................          33.2981          11.024036      $      367
   DOW TARGET 10 SEPTEMBER SUBACCOUNT.......................          36.2782          10.522145      $      382
   DOW TARGET 10 OCTOBER SUBACCOUNT.........................          36.1386          11.630397      $      420
   DOW TARGET 10 NOVEMBER SUBACCOUNT........................          39.3763           9.417671      $      371
   DOW TARGET 10 DECEMBER SUBACCOUNT........................          33.6558           9.835583      $      331
   DOW TARGET 5 JANUARY SUBACCOUNT..........................         308.9919          11.167155      $    3,451
   DOW TARGET 5 FEBRUARY SUBACCOUNT.........................           3.5290          12.042671      $       43
   DOW TARGET 5 MARCH SUBACCOUNT............................           6.1786          13.504691      $       83
   DOW TARGET 5 APRIL SUBACCOUNT............................           8.2340          12.327140      $      102
   DOW TARGET 5 MAY SUBACCOUNT..............................           8.9339          12.779101      $      114
   DOW TARGET 5 JUNE SUBACCOUNT.............................           9.0603          11.643515      $      105
   DOW TARGET 5 JULY SUBACCOUNT.............................           9.3189          11.746019      $      109
   DOW TARGET 5 AUGUST SUBACCOUNT...........................           8.5110          11.775902      $      100
   DOW TARGET 5 SEPTEMBER SUBACCOUNT........................          10.5558          11.613288      $      123
   DOW TARGET 5 OCTOBER SUBACCOUNT..........................           7.3393          12.432799      $       91
   DOW TARGET 5 NOVEMBER SUBACCOUNT.........................           7.7238           8.516491      $       66
   DOW TARGET 5 DECEMBER SUBACCOUNT.........................           5.2396          10.566965      $       55
   JANUS ADVISER GROWTH SUBACCOUNT..........................      26,949.0117           9.980280      $  268,959
   JANUS ADVISER WORLDWIDE GROWTH SUBACCOUNT................      46,590.6300          11.126184      $  518,376
   JANUS ADVISER BALANCED SUBACCOUNT........................      36,533.0107          10.629722      $  388,336
   STRONG OPPORTUNITY II SUBACCOUNT.........................       4,564.7425          11.731765      $   53,552
   STRONG SCHAFER VALUE II SUBACCOUNT.......................         182.2101          10.937292      $    1,993
   STRONG MID CAP GROWTH II SUBACCOUNT......................      12,584.6960          10.849448      $  136,537
   MORGAN STANLEY US REAL ESTATE SUBACCOUNT.................         233.4680          12.936895      $    3,020
   GOLDMAN SACHS VIT GROWTH & INCOME SUBACCOUNT.............       1,034.5805           9.872837      $   10,214
   GOLDMAN SACHS VIT CORE US EQUITY SUBACCOUNT..............       1,307.0537           9.739111      $   12,730
   GOLDMAN SACHS VIT CAPITAL GROWTH SUBACCOUNT..............       1,883.2285          10.146128      $   19,107
   LAZARD RETIREMENT EMERGING MARKET SUBACCOUNT.............         461.0672           8.876193      $    4,093
   LAZARD RETIREMENT SMALL CAP SUBACCOUNT...................         708.6452          12.581576      $    8,916
   FIDELITY VIP SERVICE CL 2 MID CAP III SUBACCOUNT.........         910.8109          11.149859      $   10,155
   FIDELITY VIP SERVICE CL 2 CONTRAFUND II SUBACCOUNT.......         316.8550           9.228340      $    2,924
   FIDELITY VIP SERVICE CL 2 GROWTH SUBACCOUNT..............         813.1418           8.456846      $    6,877

(4)RISK AND ADMINISTRATIVE EXPENSE

   ONLIC charges the Account's assets at the end of each valuation period, equal to 0.35% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

   Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 1.00% for mortality and expense risk.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5)CONTRACT CHARGES

   No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6)FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7)DOW TARGET FUNDS
   Dow Target 10 January Period from January 3, 2000 date of commencement of operations
   Dow Target 10 February Period from February 1, 2000 date of commencement of operations
   Dow Target 10 March Period from March 1, 2000 date of commencement of operations
   Dow Target 10 April Period from April 3, 2000 date of commencement of operations
   Dow Target 10 May Period from May 1, 2000 date of commencement of operations Dow Target 10 June Period from June 1, 2000 date of commencement of operations
   Dow Target 10 July Period from July 3, 2000 date of commencement of operations
   Dow Target 10 August Period from August 1, 2000 date of commencement of operations
   Dow Target 10 September Period from September 1, 2000 date of commencement of operations
   Dow Target 10 October Period from October 2, 2000 date of commencement of operations
   Dow Target 10 November Period from November 1, 1999 date of commencement of operations
   Dow Target 10 December Period from December 1, 1999 date of commencement of operations
   Dow Target 5 January Period from January 3, 2000 date of commencement of operations
   Dow Target 5 February Period from February 1, 2000 date of commencement of operations
   Dow Target 5 March Period from March 1, 2000 date of commencement of operations
   Dow Target 5 April Period from April 3, 2000 date of commencement of operations
   Dow Target 5 May Period from May 1, 2000 date of commencement of operations Dow Target 5 June Period from June 1, 2000 date of commencement of operations Dow Target 5 July Period from July 3, 2000 date of commencement of operations Dow Target 5 August Period from August 1, 2000 date of commencement of operations
   Dow Target 5 September Period from September 1, 2000 date of commencement of operations
   Dow Target 5 October Period from October 2, 2000 date of commencement of operations

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Dow Target 5 November Period from November 1, 1999 date of commencement of operations
   Dow Target 5 December Period from December 1, 1999 date of commencement of operations

(8)NEW ACCOUNTING PRONOUNCEMENTS

   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios and total return. Pursuant to the effective date of the Guide, the Account will present such financial highlights in 2001. The adoption of the guide will have no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT D

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company and Contract Owners of Ohio National
Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Accounts") as of December 31, 2000 and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with accounting principles generally accepted in the United States of America.

Columbus, Ohio
February 16, 2001

                        OHIO NATIONAL VARIABLE ACCOUNTS

                                    FORM N-4


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 16, 2001

      Statement of Assets and Contract Owners' Equity dated December 31, 2000

      Statement of Operations for the Years Ended December 31, 2000 and 1999

      Statement of Changes in Contract Owners' Equity for the Years Ended December 31, 2000 and 1999

      Notes to Financial Statements dated December 31, 2000

      Schedules of Changes in Unit Values for the Years Ended December 31, 2000 and 1999



The following consolidated financial statements of The Depositor and its subsidiaries are also included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated January 26, 2001

      Consolidated Balance Sheets dated December 31, 2000 and 1999

      Consolidated Statements of Income for the Years Ended December 31, 2000, 1999 and 1998

      Consolidated Statements of Equity for the Years Ended December 31, 2000, 1999 and 1998

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2000, 1999 and 1998

      Notes to Consolidated Financial Statements dated December 31, 2000, 1999 and 1998


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales


Lee E. Bartels*                    Vice President, Individual Underwriting Operations


Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary


Michael A. Boedeker*               Senior Vice President, Investments


Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer


Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219


Christopher A. Carlson*            Senior Vice President, Investments


Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202


Robert W. Conway*                  Vice President, PGA Marketing Eastern Division


David W. Cook*                     Senior Vice President and Actuary


Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer


Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------


William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202


James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Chief Underwriting Officer


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202


John J. Palmer*                   Director and Executive Vice President, Strategic
                                  Initiatives


George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President


D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group


Michael D. Stohler*               Vice President, Mortgages and Real Estate


Stuart G. Summers*                Director and Executive Vice President and
                                  General Counsel


Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director




*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       --------------------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.               D. O'Maley

V.P. & Dir.         R. Dolan          Pres. & Dir.              J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.                 T. Backus

Treas. & Dir.       J. Sander         VP & Dir.                 J. Miller

Vice Pres.          C. Carlson        Sr. VP                    T. Barefield

                                      Secretary & Dir.          R. Benedict

                                      Treasurer &
                                        Compliance Officer      B. Turner

                                      Asst. Secy.               M. Haverkamp

                                      Asst. Tress.              L. Weiler

-------------------------------       --------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    -----------------------------------       ------------------------------------
                                   Chm. & Dir.            D. O'Maley         Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        C. Carlson                                               Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.           J. Palmer          Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.            D. Twarogowski     Sr. VP                 T. Barefield
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         A. Bowen
                                   Secy. & Dir.           M. Haverkamp       Sr. Vice Pres.         D. Cook
Dir.                D. O'Maley                                               Sr. Vice Pres.         G. Smith
                                   Treasurer &                               Vice Pres. & Treas.    R. Broadwell
Dir.                J. Palmer        Compliance Director  B. Turner          Vice President         M. Boedeker
                                                                             Vice President         T. Backus
Treasurer           D. Taney                                                 Vice President         G. Pearson
                                                                             Vice President         M. Stohler
Secretary           R. Benedict                                              Vice Pres.             J. Houser
                                                                             Vice President         D. Twarogowski
VP                  S. Komroka                                               VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
VP                  J. Martin                                                Asst. Actuary          K. Flischel

-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
                                      VP & Dir.           G. Smith              Vice President      T. Barfield
Vice Pres.          T. Barefield
Treasurer           D. Taney          VP & Dir.           D. Twarogowski        Treasurer           D. Taney
Secy. & Dir.        R. Benedict                                         --------Secy. & Dir.        R. Benedict
Director            R. Love           Treasurer           D. Taney              Director            R. Love
Director            J. Bushman                                                  Director            J. Bushman
Director            G. Vredeveld      Secretary & Dir.    M. Haverkamp          Director            G. Vredeveld
                                                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of April 2, 2001, the Registrant's contracts were owned by 146 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$200,672                            None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         Firstar Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment No. 5, on April 25, 1997.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 6th day of April, 2001.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------

                         John J. Palmer, Executive Vice President,

                                          Strategic Initiatives

Attest:

/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 6th day of April, 2001.


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------

                      John J. Palmer, Executive Vice President,

                                      Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 April 6, 2001
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director

*s/ Dale P. Brown                          Director                             April 6, 2001
----------------------
 Dale P. Brown


*s/ Jack E. Brown                          Director                             April 6, 2001
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 6, 2001
-----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski Gluckman          Director                             April 6, 2001
---------------------------------
 Victoria B. Buyniski  Gluckman


*s/ Raymond R. Clark                       Director                             April 6, 2001
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director                             April 6, 2001
----------------------
 Ronald J. Dolan


                                           Director
----------------------
 John W. Hayden


*s/ Charles S. Mechem, Jr.                 Director                             April 6, 2001
--------------------------
 Charles S. Mechem, Jr.


*s/ James F. Orr                           Director                             April 6, 2001
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             April 6, 2001
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             April 6, 2001
----------------------
 D. Gates Smith


s/ Stuart G. Summers                       Director                             April 6, 2001
----------------------
 Stuart G. Summers


*s/ Oliver W. Waddell                      Director                             April 6, 2001
----------------------
 Oliver W. Waddell





*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account D:



We consent to use of our reports for the Ohio National Variable Account D dated February 16, 2001 and for The Ohio National Life Insurance Company and subsidiaries dated January 26, 2001 and to the use of our name under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in Post-effective Amendment No. 11 to File No. 33-81784.








Columbus, Ohio                                                   KPMG LLP
April 6, 2001